       As filed with the Securities and Exchange Commission on February 28, 2005


                                                             File Nos. 333-84767
                                                                       811-07451
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

       REGISTRATION STATEMENT UNDER THE
       SECURITIES ACT OF 1933                             [ ]

       PRE-EFFECTIVE AMENDMENT NO.
       POST-EFFECTIVE AMENDMENT NO. 7                     [X]

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                             AMENDMENT NO. 26             [X]
                        (Check Appropriate Box or Boxes)

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
                           (Exact Name of Registrant)

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               JOHN HANCOCK PLACE
                INSURANCE & SEPARATE ACCOUNTS DEPT. - LAW SECTOR
                                BOSTON, MA 02117
          (Complete address of depositor's principal executive offices)

        Depositor's Telephone Number, Including Area Code: (617) 663-2184

                        ---------------------------------

                           ARNOLD R. BERGMAN, ESQUIRE
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                               601 CONGRESS STREET
                              BOSTON, MA 02210-2805
                (Name and complete address of agent for service)

                              --------------------

                                    Copy to:
                               THOMAS C. LAUERMAN
                                 Foley & Lardner
                               3000 K Street, N.W.
                             Washington, D.C. 20007

                              --------------------

It is proposed that this filing become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on April 30, 2005 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate check the following box

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     ANNUITY SERVICE OFFICE                             MAILING ADDRESS
       601 Congress Street                           Post Office Box 55230
Boston, Massachusetts 02210-2805                Boston, Massachusetts 02205-5230
(617) 663-3000 or (800) 344-1029                  www.johnhancockannuities.com
             Fax:


                         Prospectus dated April 30, 2005


                                for interests in
                    John Hancock Variable Annuity Account JF

                       Interests are made available under

                        REVOLUTION EXTRA VARIABLE ANNUITY

   a flexible purchase payment deferred combination fixed and variable annuity contract issued by
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

This contract enables you to earn fixed rates of interest that we guarantee for stated periods of time ("guarantee periods") and investment-based returns in the following variable investment options:


Health Sciences
Small Cap Growth
Small Cap Index*
Mid Cap Stock
Financial Services
International Equity Index
International Equity Index B
Overseas Equity
Mid Cap Index
Large Cap Growth
Total Stock Market Index
Blue Chip Growth
Real Estate Securities
Small Cap Value
Mid Value
Growth & Income II
500 Index B
Equity-Income
Managed
High Yield
Global Bond
Total Return
Bond Index B
Active Bond
Short-Term Bond
Money Market B



* NOT AVAILABLE FOR CONTRACTS ISSUED AFTER APRIL 30, 2003


CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED, GUARANTEED OR ENDORSED BY ANY BANK, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION THAT THE CONTRACT OWNER ("YOU") SHOULD KNOW BEFORE INVESTING. PLEASE NOTE THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Additional information about the contract and the Account is contained in a Statement of Additional Information, dated the same date as this prospectus, which has been filed with the SEC and is incorporated herein by reference. The Statement of Additional Information is available without charge upon request by writing us at the above address or by telephoning (800) 344-1029. The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Account. We list the Table of Contents of the Statement of Additional Information on page 3.

In this Prospectus, we refer to John Hancock Variable Life Insurance Company as "JHVLICO," "WE," "US," "OUR," or "THE COMPANY." In addition, John Hancock Variable Annuity Account JF is referred to as the "ACCOUNT".

[Above Paragraph edited to mirror info in JHUSA and JHNY products]

                                TABLE OF CONTENTS


SUMMARY............................................................
IMPORTANT NOTICES..................................................
GUIDE TO THIS PROSPECTUS...........................................
INDEX OF KEY WORDS.................................................
FEE TABLES.........................................................
     Examples......................................................
BASIC INFORMATION..................................................
   WHAT IS THE CONTRACT?...........................................
   WHO OWNS THE CONTRACT?..........................................
   IS THE OWNER ALSO THE ANNUITANT?................................
   HOW CAN I INVEST MONEY IN A CONTRACT?...........................
     Premium Payments..............................................
     Allocation of Premium Payments................................
     Limits on Premium Payments....................................
     Ways to Make Premium Payments.................................
     Premium Payments by Wire......................................
   HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT
   CHANGE OVER TIME?...............................................
     Extra Credit Feature..........................................
   WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?................
   TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS
   OF ITS CONTRACTS?...............................................
     State Law Insurance Requirements..............................
     Variations in Charges or Rates................................
   WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?.............
   HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?..........
     Allocation of Premium Payments................................
     Transferring Your Assets......................................
     Procedure for Transferring Your Assets........................
     Telephone and Facsimile Transactions..........................
     Dollar-Cost Averaging Program.................................
     Strategic Rebalancing.........................................
   WHAT FEEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?.......
     Annual Contract Fee...........................................
     Asset-Based Charge............................................
     Premium Taxes.................................................
     Withdrawal Charge.............................................
     Other Charges.................................................
   HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?......................
     Surrenders and Partial Withdrawals............................
     Waiver of Withdrawal Charge Rider.............................
     Systematic Withdrawal Plan....................................
   WHAT HAPPENS IF THE OWNER OR THE ANNUITANT DIES BEFORE
   MY CONTRACT'S DATE OF MATURITY?.................................
     Standard Death Benefit........................................
   OPTIONAL DEATH BENEFIT RIDERS...................................
     Enhanced Death Benefit rider..................................
   WHAT OTHER BENEFITS CAN I PURCHASE UNDER A CONTRACT?............
     Accumulated Value Enhancement.................................
   CAN I RETURN MY CONTRACT?.......................................
   WHAT ADDITIONAL GUARANTEE APPLIES TO THE GUARANTEE
   PERIODS UNDER MY CONTRACT?......................................
   WHAT ARE THE TERMS OF THE ADDITIONAL GUARANTEE?.................
ADDITIONAL INFORMATION.............................................
DESCRIPTION OF JHVLICO.............................................
FINDING ADDITIONAL INFORMATION ABOUT JHVLICO AND JHFS..............
WHO SHOULD PURCHASE A CONTRACT?....................................
HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS.....................
HOW WE SUPPORT THE GUARANTEE PERIODS...............................
HOW THE GUARANTEE PERIODS WORK.....................................
     Guaranteed Interest Rates.....................................
     Calculation of Market Value Adjustment ("MVA")................
THE ACCUMULATION PERIOD............................................
     Your Value in Our Variable Investment Options.................
     Valuation of Accumulation Units...............................
     Your Value in the Guarantee Periods...........................
THE ANNUITY PERIOD.................................................
     Date of Maturity..............................................
     Choosing Fixed or Variable Annuity Payments...................
     Selecting an Annuity Option...................................
     Variable Monthly Annuity Payments.............................
     Assumed Investment Rate.......................................
     Fixed Monthly Annuity Payments................................
     Annuity Options...............................................
VARIABLE INVESTMENT OPTION VALUATION PROCEDURES....................
DESCRIPTION OF CHARGES AT THE FUND LEVEL...........................
DISTRIBUTIONS FOLLOWING DEATH OF OWNER.............................
MISCELLANEOUS PROVISIONS...........................................
     Assignment; Change of Owner or Beneficiary....................
TAX INFORMATION....................................................
     Our Income Taxes..............................................
     Special Considerations for Optional Benefit Riders............
     Contracts Not Purchased to Fund a Tax Qualified Plan..........
     Undistributed Gains...........................................
     Annuity Payments..............................................
     Surrenders, Withdrawals and Death Benefits....................
     Penalty for Premature Withdrawals.............................
     Puerto Rico Annuity Contracts Not Purchased to
     Fund a Tax Qualified Plan.....................................
     Diversification Requirements..................................
     Contracts Purchased for a Tax Qualified Plan..................

     Tax-Free Rollovers............................................
     Traditional IRAs..............................................
     Roth IRAs.....................................................
     SIMPLE IRA Plans..............................................
     Simplified Employee Pension Plans (SEPs)......................
     Section 403(b) plans..........................................
     Pension and Profit Sharing Plans Qualified Under
     Section 401(a)................................................
     "Top-Heavy" Plans.............................................
     Section 457 Deferred Compensation Plans.......................
CERTAIN CHANGES....................................................
     Changes to the Account........................................
     Variations in Charges or Rates for Eligible Classes...........
DISTRIBUTION OF CONTRACTS..........................................
EXPERTS............................................................
REGISTRATION STATEMENT.............................................
     Elective Deferral Limits......................................
     Elective Catch-Up Limits......................................
     Withholding on Rollover Distributions.........................
     Puerto Rico Annuity Contracts Purchased to
     Fund a Tax-Qualified Plan.....................................
     See Your Own Tax Adviser......................................
PERFORMANCE INFORMATION............................................
REPORTS............................................................
VOTING PRIVILEGES..................................................
APPENDIX A - DETAILS ABOUT OUR GUARANTEE PERIODS...................
APPENDIX B - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION..............
APPENDIX C - EXAMPLES OF EARNINGS
ENHANCEMENT DEATH BENEFIT CALCULATION..............................

The Table of Contents of the Statement of Additional Information lists the following subjects that it covers:

                                      "SAI"


DISTRIBUTION............................................
CALCULATION OF PERFORMANCE DATA.........................
OTHER PERFORMANCE INFORMATION...........................
CALCULATION OF ANNUITY PAYMENTS.........................
ADDITIONAL INFORMATION ABOUT DETERMINING
UNIT VALUES.............................................
PURCHASES AND REDEMPTIONS OF FUND SHARES................
THE ACCOUNT.............................................
DELAY OF CERTAIN PAYMENTS...............................
LIABILITY FOR TELEPHONE TRANSFERS.......................
VOTING PRIVILEGES.......................................
FINANCIAL STATEMENTS....................................

                            GUIDE TO THIS PROSPECTUS

This is the prospectus - it is not the contract. The prospectus simplifies many contract provisions to better communicate the contract's essential features. Your rights and obligations under the contract will be determined by the language of the contract itself. On request, we will provide the form of contract for you to review. In any event, when you receive your contract, we suggest you read it promptly.

This prospectus contains information that you should know before you buy a contract or exercise any of your rights under the contract.

The variable investment options shown on page 1 are those available as of the date of this prospectus. We may add, modify or delete variable investment options in the future.

When you select one or more of these variable investment options, we invest your money in NAV shares of a corresponding portfolio of the John Hancock Trust (the "Series Fund"). In this prospectus, the portfolios of the Series Fund are referred to as Funds.

The Series Fund is a so-called "series" type mutual fund registered with the SEC. The investment results of each variable investment option you select will depend on those of the corresponding fund of the Series Fund. Each of the funds is separately managed and has its own investment objective and strategies. The Series Fund prospectus contains detailed information about each available fund. Be sure to read that prospectus before selecting any of the variable investment options shown on page 1.

For amounts you don't wish to invest in a variable investment option, you currently can select a five year guarantee period. (We may make additional guarantee periods available in the future, each of which would have its own guaranteed interest rate and expiration date, and we may make one or more additional guarantee periods available for contracts issued before September 30, 2002. We cannot provide any assurance that we will make any additional guarantee periods available, however.)

If you remove money from any guarantee period prior to its expiration, however, we may increase or decrease your contract's value to compensate for changes in interest rates that may have occurred subsequent to the beginning of that guarantee period.This is known as a "market value adjustment."

THE REVOLUTION EXTRA VARIABLE ANNUITY PROVIDES AN EXTRA CREDIT FEATURE THAT IS DESCRIBED ON PAGE 13. BECAUSE OF THIS FEATURE, THE WITHDRAWAL CHARGE APPLICABLE TO CERTAIN WITHDRAWALS OF CONTRACT VALUE MAY BE HIGHER THAN THOSE IMPOSED UNDER CONTRACTS WITHOUT AN "EXTRA CREDIT" OR "BONUS" FEATURE. THE AMOUNT OF THE EXTRA CREDIT THAT WE ADD TO YOUR CONTRACT MAY BE MORE THAN OFFSET BY THE WITHDRAWAL CHARGE THAT IS DESCRIBED ON PAGE 16 IF YOU PREMATURELY "SURRENDER" OR OTHERWISE WITHDRAW MONEY IN EXCESS OF THE FREE WITHDRAWAL AMOUNTS (SEE PAGE 17) WHILE THIS CHARGE IS IN EFFECT.

The contracts are not available in all states. This prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is unlawful to make or solicit an offer in that state.

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING A REVOLUTION EXTRA CONTRACT. THE FIRST TABLE DESCRIBES THE CHARGES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


   CONTRACTOWNER TRANSACTION EXPENSES                        REVOLUTION EXTRA
-----------------------------------------    -----------------------------------------------
Maximum Withdrawal Charge (as % of amount    7% for the first, second, third and fourth years
withdrawn or surrendered) (1)                          6% for the fifth year
                                                       5% for the sixth year
                                                      4% for the seventh year
                                                          0% thereafter

Maximum transfer charge (2)                                   $25

1) This charge is taken upon withdrawal or surrender within the specified period of years measured from the date of premium payment.

2) This charge is not currently imposed, but we reserve the right to do so in the contract. If we do, it will be taken upon each transfer into or out of any investment option beyond an annual limit of not less than 12.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. THIS TABLE DOES NOT INCLUDE FEES AND EXPENSES PAID AT THE FUND LEVEL.


Separate Account Annual Expenses (as a percentage of                    1.25%
average account value) (5)

Optional Benefit Rider Charges (6):

Waiver of Withdrawal Charge ("CARESolutions") Rider        0.10% of that portion of your contract's total value
                                                        attributable to premiums that are still subject to surrender charges

Enhanced Death Benefit Rider (7)                                    0.25% of your contract's total value

Earnings Enhancement ("Beneficiary Tax Relief") Death               0.25% of your contract's total value
Benefit Rider

Accumulated Value Enhancement ("CARESolutions                       0.35% of your initial premium payment
Plus") Rider (8)

Guaranteed Retirement Income Benefit Rider (9)                      0.30% of your contract's total value

3) This charge is not currently imposed, and would only apply to contracts of less than $50,000.

4) This charge applies only to contracts of less than $50,000. It is taken at the end of each contract year but, if you surrender a contract before then, it will be taken at the time of surrender.

5) This charge only applies to that portion of account value held in the variable investment options. The charge does not apply to amounts in the guarantee periods.

6) Charges for optional benefit riders are assessed monthly. The monthly charge is 1/12th of the annual charge shown in the table.

7) In certain states (and for riders issued prior to May 1, 2002), the rate for the Enhanced Death Benefit rider may be lower than the amount shown.

8) This rider is available only if you purchase the Waiver of Withdrawal Charge rider as well. We reserve the right to increase the annual charge shown on a uniform basis for all Accumulated Value Enhancement riders issued in the same state.

9) Not available for contracts issued after April 30, 2004.

THE NEXT TABLE DESCRIBES THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME YOU OWN A REVOLUTION EXTRA CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUNDS' PROSPECTUSES.

             TOTAL ANNUAL FUND OPERATING EXPENSES                MINIMUM  MAXIMUM
---------------------------------------------------------------  -------  -------
Range of expenses that are deducted from fund assets, including    0.21%    1.96%
management fees, distribution and/or service (12b-1) fees, and other expenses

THE FOLLOWING TABLE DESCRIBES THE OPERATING EXPENSES FOR EACH OF THE FUNDS, AS A PERCENTAGE OF THE FUND'S AVERAGE NET ASSETS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2004. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE SERIES FUND'S PROSPECTUS AND IN THE NOTES FOLLOWING THE TABLE.


                                                                                                  TOTAL
                                                     MANAGEMENT       RULE 12b-1      OTHER       ANNUAL
PORTFOLIO                                               FEES            FEES         EXPENSES    EXPENSES
---------                                            ----------       ----------     --------    --------
JOHN HANCOCK TRUST - SERIES II SHARES:
                                                       1.04%(C)         0.25%         0.07%       1.36%
                                                       0.80%            0.25%         0.28%       1.33%
Health Sciences Trust (H)                              1.05%(C)         0.25%         0.11%       1.41%
Small Cap Growth Trust                                 0.80%            0.25%         0.07%       1.12%
Small Cap Index Trust                                  1.00%            0.25%         0.06%       1.31%
Small Cap Trust (A)                                    0.85%            0.25%         0.07%       1.17%
                                                       1.05%            0.25%         0.57%(A)    1.87%(D)
                                                       0.95%            0.25%         0.07%       1.27%
Mid Cap Stock Trust (H)                                0.86%            0.25%         0.05%       1.16%
                                                       1.01%            0.25%         0.07%       1.33%
JOHN HANCOCK TRUST - SERIES II SHARES:
Health Sciences Trust(H)                               1.05%(C)         0.25%         0.11%       1.41%
Small Cap Growth Trust
Small Cap Index Trust
Mid Cap Stock Trust(H)                                 0.86%            0.25%         0.05%       1.16%
Financial Services Trust(H)                            0.88%(F)         0.25%         0.08%       1.21%
International Equity Index
International Equity Index Trust B
Overseas Equity Trust
Large Cap Growth Trust(H)                              0.85%            0.25%         0.06%       1.16%
Blue Chip Growth Trust(H)                              0.82%(C)         0.25%         0.04%       1.11%
Real Estate Securities Trust(H)                        0.70%            0.25%         0.05%       1.00%
Small Cap Value Trust
Mid Cap Value Trust(H)                                 0.87%            0.25%         0.05%       1.17%
Growth & Income II Trust
500 Index Trust B
Equity-Income Trust(H)                                 0.81%(C)         0.25%         0.05%       1.11%
Managed Trust
High Yield Trust(H)                                    0.68%            0.25%         0.07%       1.00%
Global Bond Trust(H)                                   0.70%            0.25%         0.10%       1.05%
Total Return Trust(H)                                  0.70%            0.25%         0.05%       1.00%
Bond Index Trust B
Active Bond Trust(A)                                   0.61%            0.25%         0.04%       0.90%
Short-Term Bond Trust
Money Market Trust B
Small Cap Index Trust(H)                               0.49%            0.25%         0.03%       0.77%
International Equity Index Trust(A)                    0.55%            0.25%         0.06%       0.86%
Mid Cap Index Trust(H)                                 0.49%            0.25%         0.03%       0.77%
Total Stock Market Index Trust(H)                      0.49%            0.25%         0.03%       0.77%

                                                                                                  TOTAL
                                                     MANAGEMENT       RULE 12b-1      OTHER       ANNUAL
PORTFOLIO                                               FEES            FEES         EXPENSES    EXPENSES
---------                                            ----------       ----------     --------    --------
                                                       0.89%            0.25%         0.06%       1.20%
                                                       0.80%            0.25%         0.07%       1.12%
Financial Services Trust (H)                           0.88%(F)         0.25%         0.08%       1.21%
                                                       1.00%            0.25%         0.20%       1.45%
                                                       0.95%            0.25%         0.16%       1.36%
                                                       1.00%            0.25%         0.19%       1.44%
International Equity Index Trust B
Overseas Equity Trust
                                                       0.87%(E)         0.25%         0.15%       1.27%
                                                       0.75%            0.25%         0.09%       1.09%
                                                       0.90%            0.25%         0.16%       1.31%
                                                       0.85%(E)         0.25%         0.15%       1.25%
                                                       0.85%            0.25%         0.07%       1.17%
                                                       0.71%            0.25%         0.73%(A)    1.69%(D)
                                                       0.71%            0.25%         0.05%       1.01%
                                                       0.80%            0.25%         0.07%       1.12%
Large Cap Growth Trust (H)                             0.85%            0.25%         0.06%       1.16%
Blue Chip Growth Trust (H)                             0.82%(C)         0.25%         0.04%       1.11%
                                                       0.82%            0.25%         0.06%       1.13%
                                                       0.85%            0.25%         0.06%(A)    1.16%
                                                       0.85%            0.25%         0.09%       1.19%
                                                       0.85%            0.25%         0.13%       1.23%
                                                       0.87%            0.25%         0.56%(A)    1.68%(D)
                                                       0.85%            0.25%         0.25%       1.35%
Real Estate Securities Trust (H)                       0.70%            0.25%         0.05%       1.00%
                                                       1.00%            0.25%         0.08%       1.33%
Small Cap Value Trust
                                                       1.04%            0.25%         0.01%       1.30%
                                                       1.00%            0.25%         0.28%       1.53%
Mid Cap Value Trust (H)                                0.87%            0.25%         0.05%       1.17%
                                                       0.74%            0.25%         0.06%       1.05%
                                                       0.84%            0.25%         0.06%       1.15%
Growth & Income II Trust
500 Index Trust B
                                                       0.84%(F)         0.25%         0.05%       1.14%
                                                       0.65%            0.25%         0.04%       0.94%
                                                       0.85%            0.25%         0.15%       1.25%
                                                       0.70%            0.25%         0.08%(A)    1.03%
Equity-Income Trust (H)                                0.81%(C)         0.25%         0.05%       1.11%
                                                       0.79%            0.25%         0.04%       1.08%
Managed Trust
                                                       0.85%            0.25%         0.20%       1.30%
High Yield Trust (H)                                   0.68%            0.25%         0.07%       1.00%
                                                       0.75%            0.25%         0.21%       1.21%
                                                       0.70%            0.25%         0.08%       1.03%
                                                       0.73%            0.25%         0.46%(A)    1.44%
Global Bond Trust (H)                                  0.70%            0.25%         0.10%       1.05%
                                                       0.60%            0.25%         0.09%       0.94%
Total Return TrustH                                    0.70%            0.25%         0.05%       1.00%
                                                       0.70%            0.25%         0.07%       1.02%
Bond Index Trust B
                                                       0.69%            0.25%         0.21%       1.15%
Active Bond Trust (A)                                  0.61%            0.25%         0.04%       0.90%
                                                       0.62%            0.25%         0.07%       0.94%
Short - Term Bond Trust
                                                       0.48%            0.25%         0.03%       0.76%
Money Market Trust B
JOHN HANCOCK TRUST - SERIES II SHARES:
Health Sciences Trust(H)                               1.05%(C)         0.25%         0.11%       1.41%
Small Cap Growth Trust
Small Cap Index Trust
Mid Cap Stock Trust(H)                                 0.86%            0.25%         0.05%       1.16%
Financial Services Trust(H)                            0.88%(F)         0.25%         0.08%       1.21%
International Equity Index
International Equity Index Trust B
Overseas Equity Trust
Large Cap Growth Trust(H)                              0.85%            0.25%         0.06%       1.16%
Blue Chip Growth Trust(H)                              0.82%(C)         0.25%         0.04%       1.11%
Real Estate Securities Trust(H)                        0.70%            0.25%         0.05%       1.00%
Small Cap Value Trust
Mid Cap Value Trust(H)                                 0.87%            0.25%         0.05%       1.17%
Growth & Income II Trust
500 Index Trust B
Equity-Income Trust(H)                                 0.81%(C)         0.25%         0.05%       1.11%
Managed Trust
High Yield Trust(H)                                    0.68%            0.25%         0.07%       1.00%
Global Bond Trust(H)                                   0.70%            0.25%         0.10%       1.05%
Total Return Trust(H)                                  0.70%            0.25%         0.05%       1.00%
Bond Index Trust B
Active Bond Trust(A)                                   0.61%            0.25%         0.04%       0.90%
Short-Term Bond Trust
Money Market Trust B
Small Cap Index Trust(H)                               0.49%            0.25%         0.03%       0.77%
International Equity Index Trust(A)                    0.55%            0.25%         0.06%       0.86%
Mid Cap Index Trust(H)                                 0.49%            0.25%         0.03%       0.77%
Total Stock Market Index Trust(H)                      0.49%            0.25%         0.03%       0.77%

                                                                                                  TOTAL
                                                     MANAGEMENT       RULE 12b-1      OTHER       ANNUAL
PORTFOLIO                                               FEES            FEES         EXPENSES    EXPENSES
---------                                            ----------       ----------     --------    --------
Small Cap Index Trust(H)                               0.49%            0.25%         0.03%       0.77%
International Equity Index Trust A (A)                 0.55%            0.25%         0.06%       0.86%
Mid Cap Index Trust (H)                                0.49%            0.25%         0.03%       0.77%
Total Stock Market Index Trust (H)                     0.49%            0.25%         0.03%       0.77%
500 Index Trust (H)                                    0.46%            0.25%         0.05%       0.76%

 +  Commencement of operations -- May 3, 2004

(A) Based on estimates for the current fiscal year

(C) The Adviser has voluntarily agreed to waive a portion of its advisory fee for the Science & Technology Trust, Health Sciences Trust, the Blue Chip Growth Trust and the Equity-Income Trust. The waiver is based on the combined assets of these portfolios and the Small Company Value Trust. Once these combined assets exceed specified amounts, the fee reduction is increased.

The fee reductions are applied to the advisory fees of each of the four portfolios. This voluntary fee waiver may be terminated at any time by the Adviser. If such advisory fee waiver were reflected, it is estimated that the "Management Fees" and "Total Annual Expenses" for these portfolios would have been as follows:

                                    MANAGEMENT     TOTAL ANNUAL
PORTFOLIO                              FEES          EXPENSES
---------                           ----------     ------------
Science & Technology Trust             1.01%          1.33%
Health Sciences Trust                  1.02%          1.38%
Blue Chip Growth Trust                 0.79%          1.08%
Equity-Income Trust                    0.79%          1.09%

(D) For certain portfolios, the Adviser reduces its advisory fee or reimburses the portfolio if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business) exceed certain annual rates. In the case of the Small Company Trust, U.S. Global Leaders Growth Trust, and Classic Value Trust, the Adviser reimbursed the portfolio for certain expenses for the year ended December 31, 2004. If such expense reimbursement were reflected, it is estimated that "Other Expenses" and "Total Annual Expenses" would be:

                                                         TOTAL ANNUAL
PORTFOLIO                          OTHER EXPENSES          EXPENSES
---------                          --------------        ------------
Small Company Trust                    0.49%                1.79%
U.S. Global Leaders Growth Trust       0.50%                1.46%
Classic Value Trust                    0.50%                1.62%

These voluntary expense reimbursements may be terminated at any time.

(E) Effective December 9, 2003, due to a decrease in the subadvisory fees for the Global Trust and the International Value Trust, the Adviser voluntarily agreed to waive its advisory fees so that the amount retained by the Adviser after payment of the subadvisory fees for each such portfolio does not exceed 0.35% of the portfolio's average net assets. For the year ended December 31, 2004, the effective annual advisory fees ("Management Fees") and "Total Annual Expenses" were as follows:

                                    MANAGEMENT  TOTAL ANNUAL
PORTFOLIO                              FEES       EXPENSES
---------                           ----------  ------------
Global Trust                           0.80%        1.20%
International Value Trust              0.80%        1.20%

These advisory fee waivers may be rescinded at any time.

(F) Financial Services and Fundamental Value Trusts. The Adviser has voluntarily agreed to reduce its advisory fee for the Financial Services and Fundamental Value Trusts to the amounts shown below. These advisory fee waivers may be terminated at any time.

                                                   BETWEEN $50
                                                   MILLION AND     EXCESS OVER
                                      FIRST $50       $500            $500
PORTFOLIO                             MILLION*       MILLION*        MILLION*
---------                             --------     -----------     -----------
Financial Services Trust               0.85%          0.80%           0.75%
Fundamental Value Trust                0.85%          0.80%           0.75%

*as a percentage of average annual net assets.

If such advisory fee waiver were reflected, it is estimated that the advisory fees ("Management Fees") and "Total Annual Expenses" for these portfolios would have been as follows:

                                     MANAGEMENT    TOTAL ANNUAL
PORTFOLIO                               FEES         EXPENSES
Financial Services Trust               0.83%          1.16%
Fundamental Value Trust                0.79%          1.09%

(H) The Variable Account invests in the Series I class of this portfolio's shares for contracts issued prior to May 13, 2002. See the appendix in this Prospectus entitled "Prior Contracts" for more information.

EXAMPLES

The examples below are intended to help you compare the cost of investing in a Revolution Extra contract with the cost of investing in other variable annuity contracts. These costs include contract owner expenses, contract fees, separate account annual expenses and Fund fees and expenses.

The following two examples are intended to help you compare the cost of investing in a Revolution Extra contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses and fund fees and expenses.

The first example assumes that you invest $10,000 in an "All Rider" contract with the following optional benefit riders: waiver of withdrawal charge rider, enhanced death benefit rider, earnings enhancement death benefit rider, accumulated value enhancement rider and guaranteed retirement income benefit rider. The first example also assumes that your investment has a 5% return each year and assumes the maximum annual contract fee and the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Revolution Extra - maximum fund-level total operating expenses

                                                          1 YEAR    3 YEARS   5 YEARS    10 YEARS
(1) IF YOU SURRENDER YOUR ALL RIDER
CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:        $1,080     $1,988    $2,814     $4,609

(2) IF YOU ANNUITIZE YOUR ALL RIDER
CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:         $ 450     $1,358    $2,275     $4,609

(3) IF YOU DO NOT SURRENDER YOUR ALL RIDER
CONTRACT:                                                  $ 450     $1,358    $2,275     $4,609

The next example assumes that you invest $10,000 in a "No Rider" contract with no optional benefit riders for the time periods indicated. This example also assumes that your investment has a 5% return each year and assumes the average annual contract fee we expect to receive for the contracts and the minimum fees and expenses of any of the funds.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Revolution Extra - minimum fund-level total operating expenses

                                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
(1) IF YOU SURRENDER YOUR NO RIDER
CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:         $781     $1,098     $1,319     $1,768

(2) IF YOU ANNUITIZE YOUR NO RIDER
CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:         $151      $ 468      $ 808     $1,768

(3) IF YOU DO NOT SURRENDER YOUR NO RIDER
CONTRACT:                                                  $151      $ 468      $ 808     $1,768

BASIC INFORMATION

WHAT IS THE CONTRACT?

The contract is a deferred payment variable annuity contract. An "annuity contract" provides a person (known as the "annuitant" or "payee") with a series of periodic payments. Because this contract is also a "deferred payment" contract, the "annuity payments" will begin on a future date, called the contract's "date of maturity." Under a "variable annuity" contract, the amount you have invested can increase or decrease in value daily based upon the value of the variable investment options chosen. If your annuity is provided under a master group contract, the term "contract" as used in this prospectus refers to the certificate you will be issued and not to the master group contract.

WHO OWNS THE CONTRACT?

That's up to you. Unless the contract provides otherwise, the owner of the contract is the person who can exercise the rights under the contract, such as the right to choose the investment options or the right to surrender the contract. In many cases, the person buying the contract will be the owner. However, you are free to name another person or entity (such as a trust) as owner. In writing this prospectus, we've assumed that you, the reader, are the person or persons entitled to exercise the rights and obligations under discussion. If a contract has joint owners, both must join in any written notice or request.

IS THE OWNER ALSO THE ANNUITANT?

In many cases, the same person is both the annuitant and the owner of a contract. The annuitant is the person whose lifetime is used to measure the period of time when we make various forms of annuity payments. Also, the annuitant receives payments from us under any annuity option that commences during the annuitant's lifetime. We may permit you to name another person as annuitant or joint annuitant if that person meets our underwriting standards. We may also permit you to name as joint annuitants two persons other than yourself if those persons meet our underwriting standards.

HOW CAN I INVEST MONEY IN A CONTRACT?

PREMIUM PAYMENTS

We call the investments you make in your contract premiums or premium payments. In general, you need at least a $10,000 initial premium payment to purchase a contract. If you plan to purchase your contract under any of the tax-qualified plans shown on page 34 or if you purchase your contract through the automatic investment program, different minimums may apply. If you choose to contribute more money into your contract, each subsequent premium payment must be at least $200 ($100 for the annuity direct deposit program). If your contract's total value ever falls to zero, we may terminate it. Therefore, you may need to pay more premiums to keep the contract in force.

ALLOCATION OF PREMIUM PAYMENTS

An authorized representative of the broker-dealer or financial institution through whom you purchase your contract will assist you in (1) completing an application or placing an order for a contract and (2) transmitting it, along with your initial premium payment, to the Annuity Service Office.

Once we receive your initial premium payment and all necessary information, we will issue your contract and invest your initial premium payment within two business days. If the information is not in good order, we will contact you to get the necessary information. If for some reason, we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

In certain situations, we will issue a contract upon receiving the order of your broker-dealer or financial institution but delay the effectiveness of the contract until we receive your signed application. (What we mean by "delaying effectiveness" is that we will not allow allocations to the variable investment options until we receive your signed application.) In those situations, if we do not receive your signed application within our required time period, we will deem the contract void from the beginning and return your premium payment. We will not issue a contract if any proposed owner or annuitant is older than age
84. We may also limit your ability to purchase multiple contracts on the same annuitants or owners. We may, however, waive either of these underwriting limits.

Once we have issued your contract and it becomes effective, we credit any additional premiums to your contract at the close of the business day in which we receive the payment. A business day is any date on which the New York Stock Exchange is open for regular trading. Each business day ends at the close of regular trading for the day on that exchange. Usually this is 4:00 p.m., Eastern time. If we receive an additional premium payment after the close of a business day, we will credit it to your contract on the next business day.

LIMITS ON PREMIUM PAYMENTS

You can make premium payments of up to $1,000,000 in any one contract year. We measure the years and anniversaries of your contract from its date of issue. We use the term contract year to refer to each period of time between anniversaries of your contract's date of issue.

The total of all new premium payments and transfers that you may allocate to any one variable investment option or guarantee period in any one contract year may not exceed $1,000,000.

While the annuitant is alive and the contract is in force, you can make premium payments at any time before the date of maturity. However,

                                               YOU MAY NOT MAKE ANY PREMIUM
                                               PAYMENTS AFTER THE ANNUITANT
        IF YOUR CONTRACT IS USED TO FUND                REACHES AGE
             a "tax qualified plan"*                      70 1/2**
            a non-tax qualified plan                      85

* as that term is used in "Tax Information," beginning on page 32. ** except for a Roth IRA, which has no age limit.

WAYS TO MAKE PREMIUM PAYMENTS

Premium payments made by check or money order should be:

      -     Drawn on a U.S. bank,

      -     Drawn in U.S. dollars, and

      -     Made payable to "John Hancock" and sent to the Annuity Service
            Office.

We will not accept credit card checks. Nor will we accept starter or third party checks that fail to meet our administrative requirements.

We will accept your initial premium payment by exchange from another insurance company. You can find information about wire payments under "Premium payments by wire," below. You can find information about other methods of premium payment by contacting your broker-dealer or by contacting the Annuity Service Office.

PREMIUM PAYMENTS BY WIRE

If you purchase your contract through a broker-dealer firm or financial institution, you may transmit your initial premium payment by wire order. Your wire orders must include information necessary to allocate the premium payment among your selected investment options.

If your wire order is complete, we will invest the premium payment in your selected investment options as of the day we received the wire order. If the wire order is incomplete, we may hold your initial premium payment for up to 5 business days while attempting to obtain the missing information. If we can't obtain the information within 5 business days, we will immediately return your premium payment, unless you tell us to hold the premium payment for 5 more days pending completion of the application. Nevertheless, until we receive and accept a properly completed and signed application, we will not:

      -     issue a contract;

      -     accept premium payments; or

      -     allow other transactions.

After we issue your contract, subsequent premium payments may be transmitted by wire through your bank. Information about our bank, our account number, and the ABA routing number may be obtained from the John Hancock Annuity Servicing Office. Banks may charge a fee for wire services.

HOW WILL THE VALUE OF MY INVESTMENT IN THE CONTRACT CHANGE OVER TIME?

Prior to a contract's date of maturity, the amount you've invested in any variable investment option will increase or decrease based upon the investment experience of the corresponding Fund. Except for certain charges we deduct, your investment experience will be the same as if you had invested in the Fund directly and reinvested all fund dividends and distributions in additional shares.

Like a regular mutual fund, each Fund deducts investment management fees and other operating expenses. These expenses are shown in the Fee Tables. However, unlike a mutual fund, we will also deduct charges relating to the annuity guarantees and other features provided by the contract. These charges reduce your investment performance and the amount we have credited to your contract in any variable investment option. We describe these charges under "What fees and charges will be deducted from my contract?" beginning on page 16.

The amount you've invested in a guarantee period will earn interest at the rate we have set for that period. The interest rate depends upon the length of the guarantee period you select. In states where approved, we currently make available guarantee periods with durations for five years, and we may make one or more additional guarantee periods available for contracts issued before September 30, 2002. As long as you keep your money in a guarantee period until its expiration date, we bear all the investment risk on that money.

However, if you prematurely transfer, "surrender" or otherwise withdraw money from a guarantee period we will increase or reduce the remaining value in your contract by an amount that approximates the impact that any changes in interest rates would have had on the market value of a debt instrument with terms comparable to that guarantee period. This market value adjustment (or "MVA") imposes investment risks on you. We describe how the market value adjustments work in "Calculation of market value adjustment ("MVA")" beginning on page 27.

At any time before the date of maturity, the total value of your contract equals

      -     the total amount you invested,

      - plus the amount(s) credited to your contact under the "Extra Credit feature" described below,

      -     minus all charges we deduct,

      -     minus all withdrawals you have made,

      - plus or minus any positive or negative MVAs that we have made at the time of any premature withdrawals or transfers you have made from a guarantee period,

      - plus or minus each variable investment option's positive or negative investment return that we credit daily to any of your contract's value while it is in that option, and

      - plus the interest we credit to any of your contract's value while it is in a guarantee period.

EXTRA CREDIT FEATURE

Each time you make a premium payment, we will credit an extra amount to the total value of your contract in addition to the amount of the premium payment. If your premium payment is greater than $10,000 and less than $2.5 million, the extra amount will be equal to 3.5% of the premium payment. If your premium payment is $2.5 million or more, the extra amount will be equal to 5.0% of the premium payment. These extra amounts are referred to as extra credits. Each extra credit will be credited to your contract at the same time the premium payment is credited and will be allocated among the variable investment options and the guarantee periods in the same way that the premium payment is allocated (see "Allocation of premium payments" on page 14). However, each extra credit will be treated for all purposes as "earnings" under your contract, not as a premium payment.

We anticipate that a portion of the withdrawal charge, and any profits derived from other contract fees and charges, will be used to help recover our cost of providing the Extra Credit feature. (For a description of these fees and charges, see the response to the question "What fees and charges will be deducted from my contract?") Under certain circumstances (such as a withdrawal of money that is in excess of the Free Withdrawal amounts, while a withdrawal charge is in effect) the cost associated with the Extra Credit feature may exceed the Extra Credit amount and any related earnings. You should consider this possibility before purchasing the contract.

WHAT ANNUITY BENEFITS DOES THE CONTRACT PROVIDE?

If your contract is still in effect on its date of maturity, it enters what is called the annuity period. During the annuity period, we make a series of fixed or variable payments to you as provided under one of our several annuity options. The form in which we will make the annuity payments, and the proportion of such payments that will be on a fixed basis and on a variable basis, depend on the elections that you have in effect on the date of maturity. Therefore, you should exercise care in selecting your date of maturity and your choices that are in effect on that date.

You should carefully review the discussion under "The annuity period," beginning on page 29, for information about all of these choices you can make.

TO WHAT EXTENT CAN JHVLICO VARY THE TERMS AND CONDITIONS OF ITS CONTRACTS?

STATE LAW INSURANCE REQUIREMENTS

Insurance laws and regulations apply to us in every state in which our contracts are sold. As a result, various terms and conditions of your contract may vary from the terms and conditions described in this prospectus, depending upon where you reside. These variations will be reflected in your contract or in endorsements attached to your contract.

VARIATIONS IN CHARGES OR RATES

We may vary the charges, guarantee periods, rates and other terms of our contracts where special circumstances result in sales or administrative expenses, mortality risks or other risks that are different from those normally associated with the contracts. These include the types of variations discussed under "Certain changes" in the Additional Information section of this prospectus.

WHAT ARE THE TAX CONSEQUENCES OF OWNING A CONTRACT?

In most cases, no income tax will have to be paid on amounts you earn under a contract until these earnings are paid out. All or part of the following distributions from a contract may constitute a taxable payout of earnings:

      -     partial withdrawal (including systematic withdrawals)

      -     full withdrawal ("surrender")

      -     payment of any death benefit proceeds, and

      -     periodic payments under one of our annuity payment options.

In addition, if you elect the accumulated value enhancement rider, the Internal Revenue Service might take the position that the annual charge for this rider is deemed a withdrawal from the contract which is subject to income tax and, if applicable, the special 10% penalty tax for withdrawals before the age of 59 1/2.

How much you will be taxed on a distribution is based upon complex tax rules and depends on matters such as

      -     the type of the distribution,

      -     when the distribution is made,

      - the nature of any tax qualified retirement plan for which the contract is being used, if any, and

      -     the circumstances under which the payments are made.

If your contract is issued in connection with a tax-qualified retirement plan, all or part of your premium payments may be tax-deductible.

Special 10% tax penalties apply in many cases to the taxable portion of any distributions from a contract before you reach age 59 1/2. Also, most tax-qualified plans require that distributions from a contract commence and/or be completed by a certain period of time. This effectively limits the period of time during which you can continue to derive tax deferral benefits from any tax-deductible premiums you paid or on any earnings under the contract.

THE FAVORABLE TAX BENEFITS AVAILABLE FOR ANNUITY CONTRACTS ISSUED IN CONNECTION WITH TAX-QUALIFIED PLANS ARE ALSO GENERALLY AVAILABLE FOR OTHER TYPES OF INVESTMENTS OF TAX-QUALIFIED PLANS, SUCH AS INVESTMENTS IN MUTUAL FUNDS, EQUITIES AND DEBT INSTRUMENTS. YOU SHOULD CAREFULLY CONSIDER WHETHER THE EXPENSES UNDER AN ANNUITY CONTRACT ISSUED IN CONNECTION WITH A TAX-QUALIFIED PLAN, AND THE INVESTMENT OPTIONS, DEATH BENEFITS AND LIFETIME ANNUITY INCOME OPTIONS PROVIDED UNDER SUCH AN ANNUITY CONTRACT, ARE SUITABLE FOR YOUR NEEDS AND OBJECTIVES.

HOW CAN I CHANGE MY CONTRACT'S INVESTMENT ALLOCATIONS?

ALLOCATION OF PREMIUM PAYMENTS

When you apply for your contract, you specify the variable investment options or guarantee periods (together, your investment options) in which your premium payments will be allocated. You may change this investment allocation for future premium payments at any time. Any change in allocation will be effective as of receipt of your request at the Annuity Service Office.

Currently, you may use a maximum of 18 investment options over the life of your contract. For purposes of this limit, each contribution or transfer of assets into a variable investment option or guarantee period that you are not then using or have not previously used counts as one "use" of an investment option. Renewing a guarantee period upon its expiration does not count as a new use, however, if the new guarantee period has the same number of years as the expiring one.

TRANSFERS AMONG INVESTMENT OPTIONS

During the accumulation period, you may transfer amounts held in one investment option to any other investment option, up to the above-mentioned maximum of 18 investment options and subject to the restrictions set forth below. During the annuity period, you may make transfers to or from variable investment options that will result in no more than 4 investment options being used at once, up to the above-mentioned maximum of 18 variable investment options. You may not make any transfers during the annuity period, however, to or from a fixed annuity payment option.

To make a transfer, you must tell us how much to transfer, either as a whole number percentage or as a specific dollar amount. A confirmation of each transfer will be sent to you. Without our approval, the maximum amount you may transfer to or from any one variable investment option or guarantee period in any contract year is $1,000,000.

Currently, we do not impose a charge for transfer requests. The first twelve transfers in a contract year are free of any transfer charge. For each additional transfer in a contract year, we do not currently assess a charge but reserve the right (to the extent permitted by your contract) to impose a charge of up to $25 for any transfer beyond the annual limit (transfers out of a guarantee period may, however, incur a market value adjustment - either positive or negative).

We have adopted a policy and procedures to restrict frequent transfers of contract value among variable investment options. Variable investment options in variable annuity and variable life insurance products can be a prime target for abusive transfer activity because these products value their variable investment options on a daily basis and allow transfers among variable investment options without immediate tax consequences. As a result, some investors may seek to frequently transfer into and out of variable investment options in reaction to market news or to exploit some perceived pricing inefficiency. Whatever the reason, long-term investors in a variable investment option can be harmed by frequent transfer activity since such activity may expose the variable investment option's underlying Fund to increased portfolio transaction costs and/or disruption to the fund manager's ability to effectively manage the Fund's investment portfolio in accordance with the Fund's investment objective and policies, both of which may result in dilution with respect to interests held for long-term investment.

To discourage disruptive frequent trading activity, we have adopted a policy for the Account to restrict transfers to two per calendar month per contract, with certain exceptions, and procedures to count the number of transfers made under a contract. Under the current procedures of the Account, we count all transfers made during the period from the opening of trading each day the net asset value of the shares of a Fund are determined (usually 9 a.m.) to the close of trading that day (the close of day-time trading of the New York Stock Exchange (usually 4 p.m.) as a SINGLE transfer. We do NOT count: (a) scheduled transfers made pursuant to our Dollar Cost Averaging program or our Strategic Rebalancing Program, (b) transfers from a fixed account option at the end of its guarantee period, (c) transfers made within a prescribed period before and after a substitution of underlying Funds and (d) transfers made during the annuity period (these transfers are subject to a 30 day notice requirement, however, as described in the "Transfers during the annuity period" section of this Prospectus). Under the Account's policy and procedures, Contract owners may transfer to a Money Market investment option even if the two transfer per month limit has been reached if 100% of the contract value in all variable investment options is transferred to that Money Market investment option. If such a transfer to a Money Market investment option is made, for a 30 calendar day period after such transfer, no subsequent transfers from that Money Market investment option to another variable investment option may be made. We apply the Account's policy and procedures uniformly to all contract owners.

We reserve the right to take other actions at any time to restrict trading, including, but not limited to:

      -     restricting the number of transfers made during a defined period,

      -     restricting the dollar amount of transfers,

      - restricting the method used to submit transfers (e.g., changing telephone and facsimile procedures to require that transfer requests be submitted in writing via U.S. mail), and

      -     restricting transfers into and out of certain subaccounts.

In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Funds. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law), and to prohibit a transfer less than 30 days prior to the contract's date of maturity.

While we seek to identify and prevent disruptive frequent trading activity, it may not always be possible to do so. Therefore, no assurance can be given that the restrictions we impose will be successful in preventingdisruptive frequent trading activity and avoid harm to long-term investors.

PROCEDURE FOR TRANSFERRING YOUR ASSETS

You may request a transfer in writing or, if you have authorized telephone transfers, by telephone or fax. All transfer requests should be directed to the John Hancock Annuity Service Office. Your request should include:

      -     your name

      -     daytime telephone number,

      -     contract number,

      - the names of the investment options to and from which assets are being transferred, and

      -     the amount of each transfer.

The request becomes effective on the day we receive your request, in proper form, at the Annuity Service Office.

TELEPHONE AND FACSIMILE TRANSACTIONS

If you complete a special authorization form, you can request transfers among investment options and changes of allocation among investment options simply by telephoning or by faxing us at the Annuity Service Office. Any fax request should include your name, daytime telephone number, contract number and, in the case of transfers and changes of allocation, the names of the investment options involved. We will honor telephone instructions from anyone who provides the correct identifying information, so there is a risk of loss to you if this service is used by an unauthorized person. However, you will receive written confirmation of all telephone transactions. There is also a risk that you will be unable to place your request due to equipment malfunction or heavy phone line usage. If this occurs, you should submit your request in writing.

If you authorize telephone transactions, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against the execution of unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include requiring personal identification, tape recording calls, and providing written confirmation to the owner. If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

As stated earlier in this prospectus, we have imposed restrictions on transfers including the right to change our telephone and facsimile transaction procedures at any time. We also reserve the right to suspend or terminate the privilege altogether with respect to any owners who we feel are abusing the privilege to the detriment of other owners.

DOLLAR-COST AVERAGING PROGRAM

You may elect, at no cost, to automatically transfer assets from any variable investment option to one or more other variable investment options on a monthly, quarterly, semiannual, or annual basis.

The following conditions apply to the dollar-cost averaging program:

      - You may elect the program only if the total value of your contract equals $15,000 or more.

      -     The amount of each transfer must equal at least $250.

      - You may change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.

      -     You may discontinue the program at any time.

      - The program automatically terminates when the variable investment option from which we are taking the transfers has-been exhausted.

      -     Automatic transfers to or from guarantee periods are not permitted.

      - We reserve the right to suspend or terminate the program at any time.

STRATEGIC REBALANCING

This program automatically re-sets the percentage of your account value allocated to the variable investment options. Over time, the variations in the investment results for each variable investment option you've selected for this program will shift the percentage allocations among them. The strategic rebalancing program will periodically transfer your account value among these variable investment options to reestablish the preset percentages you have chosen. (You may, however, change your variable investment allocation instructions at any time in writing or, if you have authorized telephone transfers, by telephone.) Strategic rebalancing would usually result in transferring amounts from a variable investment option with relatively higher investment performance since the last rebalancing to one with relatively lower investment performance. However, rebalancing can also result in transferring amounts from a variable investment option with relatively lower current investment performance to one with relatively higher current investment performance.

This program can be elected by sending the appropriate form to our Annuity Service Office. You must specify the frequency for rebalancing (monthly, quarterly, semi-annually or annually), the preset percentage for each variable investment option, and a future beginning date.

Once elected, strategic rebalancing will continue until we receive notice of cancellation of the option or notice of the death of the insured person.

The guarantee periods do not participate in and are not affected by strategic rebalancing. We reserve the right to modify, terminate or suspend the strategic rebalancing program at any time.

WHAT FEES AND CHARGES WILL BE DEDUCTED FROM MY CONTRACT?

ANNUAL CONTRACT FEE

We deduct the annual contract fee shown in the Fee Tables at the beginning of each contract year after the first contract year. We also deduct it if you surrender your contract, unless your contract's total value is $50,000 or more at the time of surrender. We take the deduction proportionally from each variable investment option and each guarantee period you are then using. We reserve the right to increase the annual contract fee to up to $50.

ASSET-BASED CHARGE

We deduct Separate Account expenses daily, as an asset-based charge shown in the Fee Tables, to compensate us primarily for our administrative expenses and for the mortality and expense risks that we assume under the contracts. This charge does not apply to assets you have in our guarantee periods. We take the deduction proportionally from each variable investment option you are then using.

In return for the mortality risk charge, we assume the risk that annuitants as a class will live longer than expected, requiring us to pay a greater number of annuity payments. In return for the expense risk charge, we assume the risk that our expenses relating to the contracts may be higher than we expected when we set the level of the contracts' other fees and charges, or that our revenues from such other sources will be less than expected.

PREMIUM TAXES

We make deductions for any applicable premium or similar taxes based on the amount of a premium payment. Currently, certain local jurisdictions assess a tax of up to 5% of each premium payment.

In most cases, we deduct a charge in the amount of the tax from the total value of the contract only at the time of annuitization, death, surrender, or withdrawal. We reserve the right, however, to deduct the charge from each premium payment at the time it is made. We compute the amount of the charge by multiplying the applicable premium tax percentage times the amount you are withdrawing, surrendering, annuitizing or applying to a death benefit.

WITHDRAWAL CHARGE

If you withdraw some of your premiums from your contract prior to the date of maturity ("partial withdrawal") or if you surrender (turn in) your contract, in its entirety, for cash prior to the date of maturity ("total withdrawal" or "surrender"), we may assess a withdrawal charge. The amount of this charge will depend on the number of years that have passed since we received your premium payments, as shown in the Fee Tables. We use this charge to help defray expenses relating to the Extra Credit feature and to sales of the contracts, including commissions paid and other distribution costs.

Free withdrawal amounts: If you have any profit in your contract, you can always withdraw that profit without any withdrawal charge. By "profit," we mean the amount by which your contract's total value exceeds the premiums you have paid and have not (as discussed below) already withdrawn. If your contract doesn't have any profit (or you have withdrawn it all) you can still make chargefree withdrawals, unless and until all of your withdrawals during the same contract year exceed 10% of all of the premiums you have paid to date.

How we determine and deduct the charge: If the amount you withdraw or surrender totals more than the free withdrawal amount during the contract year, we will assess a withdrawal charge shown in the Fee Tables on any amount of the excess that we attribute to premium payments you made within a withdrawal charge period. Solely for purposes of determining the amount of the withdrawal charge, we assume that the amount of each withdrawal that exceeds the free withdrawal amount (together with any associated withdrawal charge) is a withdrawal first from the earliest premium payment, and then from the next earliest premium payment, and so forth until all payments have been exhausted. Once a premium payment has been considered to have been "withdrawn" under these procedures, that premium payment will not enter into any future withdrawal charge calculations.

We deduct the withdrawal charge proportionally from each variable investment option and each guarantee period being reduced by the surrender or withdrawal. For example, if 60% of the withdrawal amount comes from a Growth option and 40% from the Money Market option, then we will deduct 60% of the withdrawal charge from the Growth option and 40% from the Money Market option. If any such option has insufficient remaining value to cover the charge, we will deduct any shortfall from all of your other investment options, pro-rata based on the value in each. If your contract as a whole has insufficient surrender value to pay the entire charge, we will pay you no more than the surrender value.

You will find examples of how we compute the withdrawal charge in Appendix C to this prospectus.

When withdrawal charges don't apply: We don't assess a withdrawal charge in the following situations:

      - on amounts applied to an annuity option at the contract's date of maturity or to pay a death benefit;

      - on certain withdrawals if you have elected the rider that waives the withdrawal charge; and

      - on amounts withdrawn to satisfy the minimum distribution requirements for tax qualified plans. (Amounts above the minimum distribution requirements are subject to any applicable withdrawal charge, however.)

How an MVA affects the withdrawal charge: If you make a withdrawal from a guarantee period at a time when the related MVA results in an upward adjustment in your remaining value, we will calculate the withdrawal charge as if you had withdrawn that much more. Similarly, if the MVA results in a downward adjustment, we will compute any withdrawal charge as if you had withdrawn that much less.

OTHER CHARGES

We deduct the optional benefit rider charges shown in the Fee Tables proportionally from each of your investment options, including the guaranteed periods, based on your value in each.

HOW CAN I WITHDRAW MONEY FROM MY CONTRACT?

SURRENDERS AND PARTIAL WITHDRAWALS

Prior to your contract's date of maturity, if the annuitant is living, you may:

      - surrender your contract for a cash payment of its "surrender value," or

      -     make a partial withdrawal of the surrender value.

The surrender value of a contract is the total value of a contract, after any market value adjustment, minus the annual contract fee, any applicable premium tax, any withdrawal charges, and any applicable rider charges. We will determine the amount surrendered or withdrawn as of the date we receive your request in proper form at the Annuity Service Office.

Certain surrenders and withdrawals may result in taxable income to you or other tax consequences as described under "Tax information," beginning on page 32. Among other things, if you make a full surrender or partial withdrawal from your contract before you reach age 59 1/2, an additional federal penalty of 10% generally applies to any taxable portion of the withdrawal.

We will deduct any partial withdrawal proportionally from each of your investment options based on the value in each, unless you direct otherwise.

Without our prior approval, you may not make a partial withdrawal:

      -     for an amount less than $100, or

      - if the remaining total value of your contract would be less than $1,000.

We reserve the right to terminate your contract if the value of your contract becomes zero.

You generally may not make any surrenders or partial withdrawals once we begin making payments under an annuity option.

WAIVER OF WITHDRAWAL CHARGE RIDER

You may purchase an optional waiver of withdrawal charge rider at the time of application. The "covered persons" under the rider are the owner and the owner's spouse, unless the owner is a trust. If the owner is a trust, the "covered persons" are the annuitant and the annuitant's spouse.

Under this rider, we will waive withdrawal charges on any withdrawals, if all the following conditions apply to a "covered person":

      - a covered person becomes confined to a nursing home beginning at least 30 days after we issue your contract;

      - such covered person remains in the nursing home for at least 90 consecutive days receiving nursing care; and

      - the covered person's confinement is prescribed by a doctor and medically necessary because of a covered physical or mental impairment.

In addition, depending on your state, the rider may also provide for a waiver of withdrawal charges if a covered person has been diagnosed with a chronic, critical or terminal illness to the extent so provided in the rider.

You may not purchase this rider: (1) if either of the covered persons is older than 74 years at application or (2) in most states, if either of the covered persons was confined to a nursing home within the past two years.

There is a charge for this rider, as set forth in the Fee Tables. This rider (and the related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. In certain marketing materials, this rider may be referrd to as "CARESolutions".

If you purchase this rider:

      - you and your immediate family will also have access to a national program designed to help the elderly maintain their independent living by providing advice about an array of eldercare services available to seniors, and

      - you will have access to a list of long-term care providers in your area who provide special discounts to persons who belong to the national program.

You should carefully review the tax considerations for optional benefit riders on page 32 before selecting this optional benefit rider.

SYSTEMATIC WITHDRAWAL PLAN

Our optional systematic withdrawal plan enables you to preauthorize periodic withdrawals. If you elect this plan, we will withdraw a percentage or dollar amount from your contract on a monthly, quarterly, semiannual, or annual basis, based upon your instructions. Unless otherwise directed, we will deduct the requested amount from each applicable investment option in the ratio that the value of each bears to the total value of your contract. Each systematic withdrawal is subject to any withdrawal charge or market value adjustment that would apply to an otherwise comparable non-systematic withdrawal. See "How will the value of my investment in the contract change over time?" beginning on page 12, and "What fees and charges will be deducted from my contract?" beginning on page 16. The same tax consequences also generally will apply.

The following conditions apply to systematic withdrawal plans:

      - You may elect the plan only if the total value of your contract equals $25,000 or more.

      -     The amount of each systematic withdrawal must equal at least $100.

      - If the amount of each withdrawal drops below $100 or the total value of your contract becomes less that $5,000, we will suspend the plan and notify you.

      -     You may cancel the plan at any time.

We reserve the right to modify the terms or conditions of the plan at any time without prior notice.

WHAT HAPPENS IF THE OWNER OR THE ANNUITANT DIES BEFORE MY CONTRACT'S DATE OF MATURITY?

We will pay a death benefit to the contract's beneficiary, depending on the form of ownership and whether there is one annuitant or joint annuitants:

      - If your contract is owned by a single natural person and has a single annuitant, the death benefit is payable on the earlier of the owner's death and the annuitant's death.

      - If your contract is owned by a single natural person and has joint annuitants, the death benefit is payable on the earliest of the owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

      - If your contract is owned by joint owners and has a single annuitant, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the annuitant's death.

      - If your contract is owned by joint owners and has joint annuitants, the death benefit is payable on the earliest of the first owner's death (whether or not the owner is also an annuitant) and the last annuitant's death.

If your contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable.

We calculate the death benefit value as of the day we receive, in proper order at the Annuity Service Office:

      -     proof of death before the contract's date of maturity, and

      -     any required instructions as to method of settlement.

We will generally pay the death benefit in a single sum to the beneficiary you chose, unless

      - the death benefit is payable because of the owner's death, the designated beneficiary is the owner's spouse, and he or she elects to continue the contract in force (we explain contract continuation by a spouse in the section entitled "Distributions following death of owner," on page 31); or

      - an optional method of settlement is in effect. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election. You can find more information about optional methods of settlement under "Annuity options" on page 30.

STANDARD DEATH BENEFIT

We will pay a "standard" death benefit, unless you have chosen one of our optional death benefit riders. (We describe these riders below. If you choose one of these riders, we calculate the death benefit under the terms of the rider.) The standard death benefit we pay is the greater of:

      - the total value of your contract, adjusted by any then-applicable market value adjustment, on the date we receive notice of death in proper order, or

      - the total amount of premium payments made (plus any extra credits), less any partial withdrawals.

OPTIONAL DEATH BENEFITS

You may elect a death benefit that differs from the standard death benefit by purchasing an optional death benefit rider:

      -     only if the rider is available in your state;

      -     only when you apply for the contract;

      - if you elect the Enhanced Death Benefit rider, only if each owner and each annuitant is under age 80 at the time you apply for the contract; and

      - if you elect the Earnings Enhancement Death Benefit rider, only if each owner and each annuitant is under age 75 at the time you apply for the contract.

We may waive either or both of the last two restrictions for contracts purchased prior to the date a rider was available in your state.

As long as an optional death benefit rider is in effect, you will pay the monthly charge shown in the Fee Tables for that benefit. The rider and its related charges terminates on:

      -     the contract's date of maturity, or

      -     upon your surrendering the contract, or

      - a change of ownership, except where a spousal beneficiary continues the rider after an owner's death (we explain contract continuation by a spouse in "Distributions following death of owner" on page 31).

In addition, you may terminate the Enhanced Death Benefit rider at any time by providing written notification to us at the John Hancock Annuity Servicing Office shown on page 2. If you purchase an Earnings Enhancement Death Benefit rider, however, you CANNOT request us to terminate the rider and its charges.

ENHANCED DEATH BENEFIT

Under this benefit, we will pay the greatest of:

      -     the standard death benefit,

      - the amount of each premium you have paid (but not including any extra credits), accumulated at 5% effective annual interest during the rider's measuring period (less any partial withdrawals you have taken and not including any interest on such amounts after they are withdrawn); or

      - the highest total value of your contract (adjusted by any market value adjustment) as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary.

The benefit's "measuring period" includes only those contract anniversaries that occur (1) before we receive proof of death and (2) before the measuring life attains age 81. The rider's "measuring life" is:

      - the owner, if there is only one owner under your contract and the death benefit is payable because the owner dies before the Maturity Date,

      - the oldest owner, if there are joint owners under your contract and the death benefit is payable because either owner dies before the Maturity Date,

      - the annuitant, if there is only one annuitant under your contract and the death benefit is payable because the annuitant dies before the Maturity Date,

      - the youngest annuitant, if there are joint annuitants under your contract and the death benefit is payable because the surviving annuitant dies during the owner(s) lifetime(s) but before the Maturity Date.

If an owner is also an annuitant, we will generally consider that person to be an "owner" instead of an "annuitant" for purposes of determining the rider's measuring life.

For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

You should carefully review the tax considerations for optional benefits on page 32 before selecting this optional benefit .

EARNINGS ENHANCEMENT DEATH BENEFIT

(not available for contracts issued to tax-qualified plans)- Under this benefit, the death benefit may be increased by an earnings enhancement amount that will vary based on the age of the owners and annuitants when you purchase the benefit. In certain marketing materials, this benefit may be referred to as the "Beneficiary Tax Relief" benefit because any amounts paid under this benefit can be used to cover taxes that may be due on death benefit proceeds under your contract. Amounts paid under this benefit, however, may also be subject to tax and may be greater than or less than the amount of taxes due on the death benefits.

The earnings enhancement amount is determined as follows:

      - if all of the owners and the annuitant are under age 70 on the date your benefit is issued, the earnings enhancement amount will be 40% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Premiums," up to a maximum benefit amount of 80% of your "Adjusted Net Premiums" prior to the date of the decedent's death;

      - if any of the owners or the annuitant is age 70 or older on the date your benefit is issued, the earnings enhancement amount will be 25% of the difference between the Standard Death Benefit (or Enhanced Death Benefit, if that benefit is in effect) and your "Net Premiums," up to a maximum benefit amount of 50% of your "Adjusted Net Premiums" prior to the date of the decedent's death; but

      - if there are joint annuitants under your contract, we will not count the age of the older annuitant for either of these purposes unless the older annuitant is also an owner.

"Net Premiums," for purposes of this benefit, means premiums you paid for the contract, less any withdrawals in excess of earnings from your contract (including any surrender charges imposed on these withdrawals). For this purpose, we consider withdrawals to be taken first from earnings on your contract before they are taken from your purchase payments. "Adjusted Net Premiums" means Net Premiums minus any premiums you paid in the 12 month period prior to the decedent's death (excluding the initial premium).

For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request.

YOU SHOULD CAREFULLY REVIEW THE TAX CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS ON PAGE 32 BEFORE SELECTING ANY OF THESE OPTIONAL DEATH BENEFIT RIDERS. THE DEATH BENEFITS UNDER THESE RIDERS WILL DECREASE IF YOU MAKE PARTIAL WITHDRAWALS UNDER YOUR CONTRACT. THE ENHANCED EARNINGS DEATH BENEFIT RIDER MAY NOT BE APPROPRIATE FOR YOU IF YOU EXPECT TO WITHDRAW EARNINGS.

WHAT OTHER OPTIONAL BENEFITS CAN I PURCHASE UNDER A CONTRACT?

In addition to the enhanced death benefit and waiver of withdrawal charge benefits discussed above, we currently make available one other optional benefit. You may elect this benefit:

      -     only if your state permits;

      -     only when you apply for a contract; and

      -     only if you are under age 75 when you apply for a contract.

This optional benefit is provided under a rider that contains many terms and conditions not set forth below. Therefore, you should refer directly to the rider for more complete information. We will provide you with a copy on request. We may make other riders available in the future.

ACCUMULATED VALUE ENHANCEMENT BENEFIT

Under this benefit, we will make a contribution to the total value of the contract on a monthly basis if the covered person (who must be an owner and the annuitant):

      - is unable to perform at least 2 activities of daily living without human assistance or has a cognitive impairment, AND

      -     is receiving certain qualified services described in the rider.

The amount of the contribution (called the "Monthly Benefit") is shown in the specifications page of the contract. However, the rider contains an inflation protection feature that will increase the Monthly Benefit by 5% each year after the 7th contract year. The specifications page of the contract also contains a limit on how much the total value of the contract can be increased by this rider (the "benefit limit"). The rider must be in effect for 7 years before any increase will occur.

You may elect this rider only when you apply for the contract. Under our current administrative rules, the Monthly Benefit (without regard to the inflation protection feature) is equivalent to 1% of your initial premium, up to a maximum premium of $300,000. We may reduce this $300,000 limit further, however, if you own additional annuity contracts issued by JHVLICO and its affiliates that provide a similar benefit. The $300,000 limit applies only to the calculation of the Monthly Benefit under the accumulated value enhancement rider. (See "Limits on Premium Payments" on page 11 for a general description of other premium limits under the contract).

You cannot elect this rider unless you have also elected the waiver of withdrawal charge rider. There is a monthly charge for this rider as described in the Fee Tables.

The rider will terminate if the contract terminates, if the covered person dies, if the benefit limit is reached, if the owner is the covered person and the ownership of the contract changes, or if, before annuity payments start, the total value of the contract falls below an amount equal to 25% of your initial premium payment. You may cancel the rider by written notice at any time. The rider charge will terminate when the rider terminates.

If you choose to continue the rider after the contract's date of maturity, charges for the rider will be deducted from annuity payments and any Monthly Benefit for which the covered person qualifies will be added to the next annuity payment.

In certain marketing materials, this rider may be referred to as "CARESolutions Plus."

You should carefully review the tax considerations for optional benefit riders on page 32 before selecting this optional benefit rider.

CONTRACTS ISSUED BEFORE MAY 1, 2004 MAY HAVE BEEN ISSUED WITH THE FOLLOWING OPTIONAL BENEFIT RIDER:

GUARANTEED RETIREMENT INCOME BENEFIT

Under this benefit, we will guarantee the amount of annuity payments you receive, if the following conditions are satisfied:

      - The date of maturity must be within the 30 day period following a contract anniversary.

      - If the annuitant was age 45 or older on the date of issue, the contract must have been in effect for at least 10 contract years on the date of maturity and the date of maturity must be on or after the annuitant's 60th birthday and on or before the annuitant's 90th birthday.

      - If the annuitant was less than age 45 on the date of issue, the contract must have been in effect for at least 15 contract years on the date of maturity and the date of maturity must be on or before the annuitant's 90th birthday.

If your contract was issued with this rider, you need not choose to receive the guaranteed income benefit that it provides. Rather, unless and until such time as you exercise your option to receive a guaranteed income benefit under this rider, you will continue to have the option of exercising any other right or option that you would have under the contract (including withdrawal and annuity payment options) if the rider had not been added to it.

If you do decide to add this rider to your contract, and if you do ultimately decide to take advantage of the guaranteed income it provides, we will automatically provide that guaranteed income in the form of fixed payments under our "Option A: life annuity with payments for guaranteed period" described below under "Annuity options." The guaranteed period will automatically be a number of years that the rider specifies, based on the annuitant's age at the annuity date and whether your contract is purchased in connection with a tax-qualified plan. (These specified periods range from 5 to 10 years.) You will have no discretion to vary this form of payment, if you choose the guaranteed income benefit under this rider.

We guarantee that the amount you can apply to this annuity payment option will be at least equal to the amount of each premium you have paid, accumulated at the rate(s) specified in the contract, but adjusted for any partial withdrawals you have taken. The accumulation rates differ between (a) contract value allocated to a guaranteed period or Money Market investment option (currently 4%) and (b) contract value allocated to all other variable investment options (currently 5%). Withdrawals reduce the accumulated amount in direct proportion to the percentage of contract value that was reduced by the withdrawal (including any withdrawal charges). After a withdrawal, the accumulation rate(s) will only be applied to the remaining accumulated amount. If your total contract value is higher than the amount we guarantee, we will apply the higher amount to the annuity payment option instead of the guaranteed amount.

There is a monthly charge for this rider as described in the Fee Tables. The rider (and the related charges) automatically terminate if your contract is surrendered or the annuitant dies. After you've held your contract for 10 years, you can terminate the rider by written request.

CAN I RETURN MY CONTRACT?

In most cases, you have the right to cancel your contract within 10 days (or longer in some states) after you receive it. To cancel your contract, simply deliver or mail it to:

      -     JHVLICO at the Annuity Service Office
      -     the JHVLICO representative who delivered the contract to you.

In most states, you will receive a refund equal to the total value of your contract on the date of cancellation, minus the extra credit deduction (as defined below), adjusted by any then-applicable market value adjustments and increased by any charges for premium taxes deducted by us to that date. The "extra credit deduction" is equal to the lesser of (1) the portion of the total value of your contract that is attributable to any extra credits and (2) the amount of all extra credits. Thus, you receive any gain and we bear any loss on extra credits if you return your contract within the time period specified above. In some states, or if your contract was issued as an "IRA," you will receive a refund of any premiums you've paid. The date of cancellation will be the date we receive the contract.

WHAT ADDITIONAL GUARANTEE APPLIES TO THE GUARANTEE PERIODS UNDER MY CONTRACT?

John Hancock Financial Services, Inc. ("JHFS") guarantees JHVLICO's obligations with respect to any guarantee periods you have elected under the contract on the date of this prospectus. JHFS' guarantee will also apply to any new guarantee periods under your contract, unless and until we notify you otherwise. (If we give you such notice, however, the JHFS guarantee would remain in effect for all guarantee periods that had already started, and would be inapplicable only to guarantee periods starting after the date of such notice.) The JHFS guarantee does not relieve JHVLICO of any obligations under your contract - - it is in addition to all of the rights and benefits that the contract provides. There is no charge or cost to you for the JHFS guarantee, nor are there any other disadvantages to you of having this additional guarantee.

Currently, JHVLICO's financial strength rating from A.M. Best Company, Inc. is A++, the highest, based on the strength its direct parent, John Hancock Life Insurance Company and the capital guarantee that JHFS (John Hancock Life Insurance Company's direct parent) has provided to JHVLICO. Standard & Poor's Corporation and Fitch Ratings have assigned financial strength ratings to JHVLICO of AA, which place JHVLICO in the third highest rating assigned by these rating agencies. Moody's Investors Service, Inc. has assigned JHVLICO a financial strength rating of Aa3, which is its fourth highest rating.

The additional guarantee saves JHVLICO the considerable expense of being a company required to periodically file Form 10-K and Form 10-Q reports with the Securities and Exchange Commission ("SEC"). JHFS is a publicly-reporting company and, as such, it also files Forms 10-K and 10-Q with the SEC. Under the SEC's rules, the JHFS guarantee will eliminate the need for JHVLICO also to file such reports. In addition, as discussed above, the additional guarantee has the advantage of making any amounts you have allocated to a guarantee period even more secure, without cost or other disadvantage to you.

WHAT ARE THE TERMS OF THE ADDITIONAL GUARANTEE?

JHFS guarantees your full interest in any guarantee period. This means that, if JHVLICO fails to honor any valid request to surrender, transfer, or withdraw any amount from a guarantee period, or fails to allocate amounts from a guarantee period to an annuity option when it is obligated to do so, JHFS guarantees the full amount that you would have received, or value that you would have been credited with, had JHVLICO fully met its obligations under your contract. If a benefit becomes payable under the contract upon the death of an owner or annuitant, JHFS guarantees the lesser of (a) the amount of your contract value in any guarantee period on the date of death, increased by any upward market value adjustment (but not decreased by any negative market value adjustment) or
(b) the total amount that the contract obligates JHVLICO to pay by reason of such death. If JHVLICO fails to make payment when due of any amount that is guaranteed by JHFS, you could directly request JHFS to satisfy JHVLICO's obligation, and JHFS must do so. You would not have to make any other demands on JHVLICO as a precondition to making a claim against JHFS under the guarantee.

WHO SHOULD PURCHASE A CONTRACT?

We designed these contracts for individuals doing their own retirement planning, including purchases under plans and trusts that do not qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). We also offer the contracts for purchase under:

      - traditional individual retirement annuity plans ("Traditional IRAs") satisfying the requirements of Section 408 of the Code;
      - non-deductible IRA plans ("Roth IRAs") satisfying the requirements of Section 408A of the Code;
      -     SIMPLE IRA plans adopted under Section 408(p) of the Code;
      - Simplified Employee Pension plans ("SEPs") adopted under Section 408(k) of the Code; and
      - annuity purchase plans adopted under Section 403(b) of the Code by public school systems and certain other tax-exempt organizations.

We do not currently offer the contracts to every type of tax-qualified plan, and we may not offer the contracts for all types of tax-qualified plans in the future. In certain circumstances, we may make the contracts available for purchase under deferred compensation plans maintained by a state or political subdivision or tax exempt organization under Section 457 of the Code or by pension or profit-sharing plans qualified under section 401(a) of the Code. We provide general federal income tax information for contracts purchased in connection with tax qualified retirement plans beginning on page 34.

When a contract forms part of a tax-qualified plan it becomes subject to special tax law requirements, as well as the terms of the plan documents themselves, if any. Additional requirements may apply to plans that cover a "self-employed individual" or an "owner-employee". Also, in some cases, certain requirements under "ERISA" (the Employee Retirement Income Security Act of 1974) may apply. Requirements from any of these sources may, in effect, take precedence over (and in that sense modify) the rights and privileges that an owner otherwise would have under a contract. Some such requirements may also apply to certain retirement plans that are not tax-qualified.

We may include certain requirements from the above sources in endorsements or riders to the affected contracts. In other cases, we do not. In no event, however, do we undertake to assure a contract's compliance with all plan, tax law, and ERISA requirements applicable to a tax-qualified or non tax-qualified retirement plan. Therefore, if you use or plan to use a contract in connection with such a plan, you must consult with competent legal and tax advisers to ensure that you know of (and comply with) all such requirements that apply in your circumstances.

To accommodate "employer-related" pension and profit-sharing plans, we provide "unisex" purchase rates. That means the annuity purchase rates are the same for males and females. Any questions you have as to whether you are participating in an "employer-related" pension or profit-sharing plan should be directed to your employer. Any question you or your employer have about unisex rates may be directed to the Annuity Service Office.

DESCRIPTION OF JHVLICO

We are JHVLICO, a stock life insurance company chartered in 1979 under Massachusetts law, with its home office at 197 Clarendon Street, Boston, Massachusetts 02117. We are authorized to transact a life insurance and annuity business in all states other than New York and in the District of Columbia.

We are regulated and supervised by the Massachusetts Commissioner of Insurance, who periodically examines our affairs. We also are subject to the applicable insurance laws and regulations of all jurisdictions in which we are authorized to do business. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for purposes of determining solvency and compliance with local insurance laws and regulations. The regulation to which we are subject, however, does not provide a guarantee as to such matters.

We are a wholly-owned subsidiary of John Hancock Life Insurance Company ("John Hancock"), a Massachusetts stock life insurance company. On February 1, 2000, John Hancock Mutual Life Insurance Company (which was chartered in Massachusetts in 1862) converted to a stock company by "demutualizing" and changed its name to John Hancock Life Insurance Company. As part of the demutualization process, John Hancock became a subsidiary of John Hancock Financial Services, Inc., a newly formed publicly-traded corporation. In April 2004, John Hancock Financial Services, Inc. was merged with a subsidiary of Manulife Financial Corporation, a publicly-traded corporation organized under the laws of Canada. The merger was effected pursuant to an Agreement and Plan of Merger dated as of September 28, 2003. As a consequence of the merger, John Hancock's ultimate parent is now Manulife Financial Corporation. John Hancock's home office is at John Hancock Place, Boston, Massachusetts 02117. As of December 31, 2003, John Hancock's assets were approximately $96 billion and it had invested approximately $575 million in JHVLICO in connection with JHVLICO's organization and operation. It is anticipated that John Hancock will from time to time make additional capital contributions to JHVLICO to enable us to meet our reserve requirements and expenses in connection with our business. John Hancock is committed to make additional capital contributions if necessary to ensure that we maintain a positive net worth.

FINDING ADDITIONAL INFORMATION ABOUT JHVLICO AND JHFS

JHFS files numerous documents and reports with the SEC, under a law commonly known as the "Exchange Act." This includes annual reports on Form 10-K, quarterly reports on Form 10-Q, other reports on Form 8-K, and proxy statements. JHVLICO and JHFS also file registration statements and other documents with the SEC, in addition to any that they file under the Exchange Act.

You may read and copy all of the above documents, reports and registration statements at the SEC's public reference room, 450 Fifth Street, N.W., Washington, D.C. 20549. You may obtain information about how the public reference room works by calling 1-800-SEC-0330. Most of JHVLICO's and JHFS' filings with the SEC are also available to the public at the SEC's "web" site: http://www.sec.gov. Some of the reports and other documents that we file under the Exchange Act are deemed to be part of this prospectus, even though they are not physically included in this prospectus.

These are the following reports and documents, which we "incorporate by reference" into this prospectus:

      -     Form 10-K of JHFS for the year ended December 31, 2003;

      -     Form 8-K of JHFS filed on February 6, 2004 and on February 24, 2004;
            and

      - All other documents or reports that JHVLICO or JHFS subsequently files with the SEC pursuant to Sections 13(a), 13(c), 14, or 15(d) of the Exchange Act (Prior to 2003, JHVLICO also filed reports on Forms 10-K and 10-Q. However, as discussed above under "What are the reasons for the additional guarantee?", JHVLICO no longer intends to file such reports.

We will provide to you, free of charge, a copy of any or all of the above documents or reports that are incorporated into this prospectus. To request such copies, please call or write the John Hancock Annuity Servicing Office using the phone number or address shown on page 2 of this prospectus.

HOW WE SUPPORT THE VARIABLE INVESTMENT OPTIONS

We hold the Fund shares that support our variable investment options in Sub-Accounts of the John Hancock Variable Annuity Account JF (the "Account"), a separate account established by JHVLICO under Massachusetts law. The Account is registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

The Account's assets, including the Funds' shares, belong to JHVLICO. Each contract provides that amounts we hold in the Account pursuant to the contracts cannot be reached by any other persons who may have claims against us.

All of JHVLICO's general assets also support JHVLICO's obligations under the contracts, as well as all of its other obligations and liabilities. These general assets consist of all JHVLICO's assets that are not held in the Account (or in another separate account) under variable annuity or variable life insurance contracts that give their owners a preferred claim on those assets.

INFORMATION ABOUT THE FUNDS.


We may receive compensation from Funds or the investment advisers of the Funds for services related to the Portfolios. Such compensation will be consistent with the services related to the Portfolios. Such compensation will be consistant with the services rendered or the cost savings resulting from the arrangement.


We invest the assets of each Sub-Account in NAV shares of a corresponding Fund of the Series Fund. The Funds available under the contracts are as follows:


FUND                              FUND MANAGER                      INVESTMENT DESCRIPTION


FUND                              FUND MANAGER                      INVESTMENT DESCRIPTION
HEALTH SCIENCES TRUST            T. Rowe Price          seeks  long-term  capital   appreciation  by  investing,
                                Associates, Inc.        under normal market conditions,  at least 80% of its net
                                                        assets (plus any borrowings for investment purposes) in
                                                        common stocks of companies engaged in the research,
                                                        development, production, or distribution of products or
                                                        services related to health care, medicine, or the life
                                                        sciences (collectively termed "health sciences").

SMALL CAP GROWTH TRUST            Wellington            (TO BE UPDATED BY AMENDMENT)
                                  Management
                                 Company, LLP

SMALL CAP INDEX TRUST            MFC Global             seeks to  approximate  the  aggregate  total return of a
(Not available for contracts     Investment             small  cap  U.S.   domestic   equity   market  index  by
issued after April 30, 2003)     Management             attempting to track the  performance of the Russell 2000
                                (U.S.A.) Limited        Index.

MID CAP STOCK TRUST              Wellington             seeks long-term growth of capital by investing
                                 Management             primarily in equity securities of mid-size companies
                                 Company,LLP            with significant capital appreciation potential.

FINANCIAL SERVICES               Davis Advisors         seeks  growth  of  capital  by  investing  primarily  in common

FUND                              FUND MANAGER                      INVESTMENT DESCRIPTION
TRUST                                                   stocks of financial companies. During normal market
                                                        conditions, at least 80% of the portfolio's net assets
                                                        (plus any borrowing for investment purposes) are invested
                                                        in companies that are principally engaged in financial
                                                        services. A company is "principally engaged" in financial
                                                        services if it owns financial services-related assets
                                                        constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its
                                                        provision of financial services.

INTERNATIONAL EQUITY             SsgA  Funds            seeks to track the  performance  of  broad-based  equity
INDEX TRUST                     Management, Inc.        indices of foreign  companies in developed  and emerging
                                                        markets by attempting to track the performance of the
                                                        MSCI All Country World ex-US Index*. (Series I shares are
                                                        available for sale to contracts purchased prior to
                                                        May 13, 2002; Series II shares are available for
                                                        sale to contracts purchased on or after May 13, 2002)

INTERNATIONAL EQUITY             SSgA Funds             (TO BE UPDATED BY AMENDMENT)
INDEX TRUST B                   Management, Inc.

OVERSEAS EQUITY                 Capital Guardian
 TRUST                           Trust Company

MID CAP INDEX TRUST               MFC Global            seeks to  approximate  the  aggregate  total return of a mid

FUND                              FUND MANAGER                      INVESTMENT DESCRIPTION
                                 Investment             cap U.S.  domestic equity market index by attempting
                                 Management             to track the performance of the S&P Mid Cap 400 Index*.
                                (U.S.A.)Limited

LARGE CAP GROWTH                Fidelity Management     seeks long-term growth of capital by investing, under
TRUST                            & Research Company     normal market conditions, at least 80% of its net
                                                        assets (plus any borrowings for investment purposes) in
                                                        equity securities of companies with large market capitalizations.

TOTAL STOCK MARKET              MFC Global              seeks to  approximate  the  aggregate  total return of a
INDEX TRUST                     Investment              broad U.S.  domestic  equity  market index by attempting
                                Management              to track the  performance  of the  Wilshire  5000 Equity Index*
                                (U.S.A.)Limited

BLUE CHIP GROWTH                T.     Rowe Price       seeks to achieve  long-term  growth of capital  (current
TRUST                           Associates, Inc.        income is a secondary  objective)  by  investing,  under
                                                        normal market conditions, at least 80% of the portfolio's
                                                        total assets in the common stocks of large and
                                                        medium-sized blue chip growth companies. Many of
                                                        the stocks in the portfolio are expected to pay dividends.

FUND                              FUND MANAGER                      INVESTMENT DESCRIPTION
REAL ESTATE SECURITIES          Deutsche Asset          seeks to  achieve a  combination  of  long-term  capital
TRUST                           Management Inc.         appreciation  and  current  income by  investing,  under
                                                        normal market conditions, at least 80% of its net assets
                                                        (plus any borrowings for  investment purposes) in
                                                        equity securities of real estate investment trusts
                                                        ("REITS") and real estate companies.

SMALL CAP VALUE TRUST             Wellington              (TO BE UPDATED BY AMENDMENT)
                                  Management
                                 Company, LLP

        FUND              FUND MANAGER             INVESTMENT DESCRIPTION
---------------------  ------------------  -------------------------------------------------------
                                           (plus any borrowings for investment purposes) in mid
                                           -sized companies, with market capitalization of roughly
                                           $500 million to $10 billion.

GROWTH & INCOME II     Independence        (TO BE UPDATED BY AMENDMENT)
TRUST                  Investment LLC

500 INDEX TRUST B      MFC Global          (TO BE UPDATED BY AMENDMENT)
                       Investment
                       Management
                       (U.S.A.) Limited

EQUITY-INCOME TRUST    T. Rowe Price       seeks to provide substantial dividend
                       Associates, Inc.    ncome and also long-term capital
                                           appreciation by investing primarily
                                           in dividend-paying common stocks,
                                           particularly of established companies
                                           with favorable prospects for both
                                           increasing dividends and capital
                                           appreciation.


        FUND              FUND MANAGER             INVESTMENT DESCRIPTION
---------------------  ------------------  -------------------------------------
MANAGED TRUST          Independence        (TO BE UPDATED BY AMENDMENT)
                       Investment LLC

                       Capital Guardian
                       Trust Company

                       Declaration
                       Management &
                       Research LLC

HIGH YIELD TRUST       Saloman Brothers    seeks to realize an above-average
                       Asset Management    total return over a market cycle of
                       Inc                 three to five years, consistent with
                                           reasonable risk, by investing primarily
                                           in high yield debt securities, including
                                           corporate bondsand other fixed-income
                                           securities.

GLOBAL BOND TRUST      Pacific Investment  seeks to realize maximum total return,
                       Management Company  consistent with preservation of capital and prudent investment management by investing
                                           the portfolio's assets primarily in fixed
                                           income securities denominated in major
                                           foreign currencies, baskets of foreign
                                           currencies (such as the ECU), and the U.S.
                                           dollar.

TOTAL RETURN TRUST     Pacific             seeks to realize maximum total
                       Investment          return, consistent with preservation
                       Management          of capital and prudent investment

FUND                    FUND MANAGER            INVESTMENT DESCRIPTION
----                    ------------            -----------------------
                        Company                 management by investing,
                                                under normal market
                                                conditions, at least 65% of
                                                the portfolio's assets in a
                                                diversified portfolio of
                                                fixed income securities of
                                                varying maturities. The
                                                average portfolio duration
                                                will normally vary within a
                                                three- to six-year time
                                                frame based on the subadviser's
                                                forecast for interest rates.

BOND INDEX TRUST B      Declaration
                        Management & Research

ACTIVE BOND TRUST       Declaration
                        Management & Research
                        LLC

                        John Hancock
                        Advisers, LLC

SHORT-TERM BOND TRUST   Declaration
                        Management  & Research
                        LLC

MONEY MARKET TRUST B

FUND                    FUND MANAGER            INVESTMENT DESCRIPTION
----                    ------------            -----------------------



*"Standard & Poor's(R)," "S&P 500(R)," "Standard and Poor's 500(R)" and "S&P Mid Cap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 2000(R)," "Russell 2000(R) Growth" and "Russell 3000(R)" are trademarks of Frank Russell Company. "Wilshire 5000(R)" is a trademark of Wilshire Associates. "MSCI All Country World ex USIndex" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the Index Trusts are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Trust.

DESCRIPTION OF CHARGES AT THE FUND LEVEL

The funds must pay investment management fees and other operating expenses. These fees and expenses, as shown in the fund expense table in the Fee Tables, are different for each fund and reduce the investment return of each fund. Therefore, they also indirectly reduce the return you will earn on any variable investment options you select. The Series Fund receives investment advisory services from John Hancock Investment Services, LLC ("JHIS") and pays it management fees. JHIS pays a portion of these fees to the Funds' managers. We may also receive payments from a fund or its affiliates at an annual rate of up to approximately 0.35% of the average net assets that holders of our variable life insurance policies and variable annuity contracts have invested in that fund. Any such payments do not, however, result in any charge to you in addition to what is shown in the table.

The figures for the funds shown in the fund expense table are based on historical fund expenses, as a percentage (rounded to two decimal places) of each fund's average daily net assets for 2004, except as indicated in the footnotes appearing at the end of the table. Expenses of the funds are not fixed or specified under the terms of the contract, and those expenses may vary from year to year.

HOW WE SUPPORT THE GUARANTEE PERIODS

All of JHVLICO's general assets (discussed above) support its obligations under the guarantee periods (as well as all of its other obligations and liabilities). To hold the assets that support primarily the guarantee periods, we have established a "non-unitized" separate account. With a non-unitized separate account, you have no interest in or preferential claim on any of the assets held in the account. The investments we purchase with amounts you allocated to the guarantee periods belong to us; any favorable investment performance on the assets allocated to the guarantee periods belongs to us. Instead, you earn interest at the guaranteed interest rate you selected, provided that you don't surrender, transfer, or withdraw your assets prior to the end of your selected guarantee period.

HOW THE GUARANTEE PERIODS WORK

Amounts you allocate to the guarantee periods earn interest at a guaranteed rate commencing with the date of allocation. At the expiration of the guarantee period, we will automatically transfer its total value to the Money Market option under your contract, unless you elect to:

-     withdraw all or a portion of any such amount from the contract,

- allocate all or a portion of such amount to a new guarantee period or periods of the same or different duration as the expiring guarantee period, or

- allocate all or a portion of such amount to one or more of the variable investment options.

You must notify us of any such election, by mailing a request to us at the Annuity Service Office at least 30 days prior to the end of the expiring guarantee period. We will notify you of the end of the guarantee period at least 30 days prior to its expiration. The first day of the new guarantee period or other reallocation will begin the day after the end of the expiring guarantee period.

We currently make available guarantee periods with durations of five years. For contracts issued before September 30, 2002, however, we may permit you to select different durations.

If you select any guarantee period that extends beyond your contract's date of maturity, your maturity date will automatically be changed to the annuitant's 95th birthday (or a later date, if we approve). We reserve the right to add or delete guarantee periods for new allocations to or from those that are available at any time.

GUARANTEED INTEREST RATES

Each guarantee period has its own guaranteed rate. We may, at our discretion, change the guaranteed rate for future guarantee periods. These changes will not affect the guaranteed rates being paid on guarantee periods that have already commenced. Each time you allocate or transfer money to a guarantee period, a new guarantee period, with a new interest rate, begins to run with respect to that amount. The amount allocated or transferred earns a guaranteed rate that will continue unchanged until the end of that period.

We make the final determination of guaranteed rates and guarantee periods to be declared. We cannot predict or assure the level of any future guaranteed rates or the availability of any future guarantee periods.

You may obtain information concerning the guaranteed rates applicable to the various guarantee periods, and the durations of the guarantee periods offered at any time, by calling the Annuity Service Office.

CALCULATION OF MARKET VALUE ADJUSTMENT ("MVA")

If you withdraw, surrender, transfer, or otherwise remove money from a guarantee period prior to its expiration date, we will apply a market value adjustment. A market value adjustment also generally applies to:

      -     death benefits pursuant to your contract,

      -     amounts you apply to an annuity option, and

      -     amounts paid in a single sum in lieu of an annuity.

The market value adjustment increases or decreases your remaining value in the guarantee period. If the value in that guarantee period is insufficient to pay any negative MVA, we will deduct any excess from the value in your other investment options pro-rata based on the value in each. If there is insufficient value in your other investment options, we will in no event pay out more than the surrender value of the contract.

Here is how the MVA works:

We compare:

      - the guaranteed rate of the guarantee period from which the assets are being taken WITH

      - the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

If the first rate exceeds the second by more than 1/2%, the market value adjustment produces an increase in your contract's value.

If the first rate does not exceed the second by at least 1/2%, the market value adjustment produces a decrease in your contract's value.

For this purpose, we consider that the amount withdrawn from the guarantee period includes the amount of any negative MVA and is reduced by the amount of any positive MVA.

The mathematical formula and sample calculations for the market value adjustment appear in Appendix B.

THE ACCUMULATION PERIOD

YOUR VALUE IN OUR VARIABLE INVESTMENT OPTIONS

Each premium payment or transfer that you allocate to a variable investment option purchases "accumulation units" of that variable investment option. Similarly, each withdrawal or transfer that you take from a variable investment option (as well as certain charges that may be allocated to that option) result in a cancellation of such accumulation units.

VALUATION OF ACCUMULATION UNITS

To determine the number of accumulation units that a specific transaction will purchase or cancel, we use the following formula:

                      dollar amount of transaction
                              DIVIDED BY
                      value  of  one  accumulation   unit  for  the  applicable
                      variable investment option at the time of such transaction

The value of each accumulation unit will change daily depending upon the investment performance of the fund that corresponds to that variable investment option and certain charges we deduct from such investment option. (See below under "Variable investment option valuation procedures.")

Therefore, at any time prior to the date of maturity, the total value of your contract in a variable investment option can be computed according to the following formula:

                      number of accumulation units in the variable investment options

                                       TIMES
                      value of one accumulation unit for the applicable variable investment option at that time

YOUR VALUE IN THE GUARANTEE PERIODS

On any date, the total value of your contract in a guarantee period equals:

      - the amount of premium payments or transferred amounts allocated to the guarantee period, MINUS

      - the amount of any withdrawals or transfers paid out of the guarantee period, MINUS

      - the amount of any negative market value adjustments resulting from such withdrawals or transfers, PLUS

      - the amount of any positive market value adjustments resulting from such withdrawals and transfers, MINUS

      - the amount of any charges and fees deducted from that guarantee period, PLUS

      - interest compounded daily on any amounts in the guarantee period from time to time at the effective annual rate of interest we have declared for that guarantee period.

THE ANNUITY PERIOD

Annuity payments are made to the annuitant, if still living. If more than one annuitant is living at the date of maturity, the payments are made to the younger of them.

DATE OF MATURITY

Your contract specifies the date of maturity, when payments from one of our annuity options are scheduled to begin. You initially choose a date of maturity when you complete your application for a contract.

Unless we otherwise permit, the date of maturity must be:

      - at least 6 months after the date the first premium payment is applied to your contract, and

      - no later than the maximum age specified in your contract (normally age 95).

Subject always to these requirements, you may subsequently change the date of maturity. The Annuity Service Office must receive your new selection at least 31 days prior to the new date of maturity, however. Also, if you are selecting or changing your date of maturity for a contract issued under a tax qualified plan, special limits apply. (See "Contracts purchased for a tax qualified plan," beginning on page 34.)

CHOOSING FIXED OR VARIABLE ANNUITY PAYMENTS

During the annuity period, the total value of your contract must be allocated to no more than four investment options. During the annuity period, we do not offer the guarantee periods. Instead, we offer annuity payments on a fixed basis as one investment option, and annuity payments on a variable basis for EACH variable investment option.

We will generally apply (1) amounts allocated to the guarantee periods as of the date of maturity to provide annuity payments on a fixed basis and (2) amounts allocated to variable investment options to provide annuity payments on a variable basis. If you are using more than four investment options on the date of maturity, we will divide your contract's value among the four investment options with the largest values (considering all guarantee periods as a single option), pro-rata based on the amount of the total value of your contract that you have in each.

We will make a market value adjustment to any remaining guarantee period amounts on the date of maturity, before we apply such amounts to an annuity payment option. We will also deduct any premium tax charge.

Once annuity payments commence, you may not make transfers from fixed to variable or from variable to fixed.

SELECTING AN ANNUITY OPTION

Each contract provides, at the time of its issuance, for annuity payments to commence on the date of maturity pursuant to Option A: "life annuity with 10 years guaranteed" (discussed under "Annuity options" on page 30).

Prior to the date of maturity, you may select a different annuity option. However, if the total value of your contract on the date of maturity is not at least $5,000, Option A: "life annuity with 10 years guaranteed" will apply, regardless of any other election that you have made. You may not change the form of annuity option once payments commence.

If the initial monthly payment under an annuity option would be less than $50, we may make a single sum payment equal to the total surrender value of your contract on the date the initial payment would be payable. Such single payment would replace all other benefits.

Subject to that $50 minimum limitation, your beneficiary may elect an annuity option if:

      -     you have not made an election prior to the annuitant's death;

      - the beneficiary is entitled to payment of a death benefit of at least $5,000 in a single sum; and

      -     the beneficiary notifies us of
            the election prior to the date the proceeds become payable.

VARIABLE MONTHLY ANNUITY PAYMENTS

We determine the amount of the first variable monthly payment under any variable investment option by using the applicable annuity purchase rate for the annuity option under which the payment will be made. The contract sets forth these annuity purchase rates. In most cases they vary by the age and gender of the annuitant or other payee.

The amount of each subsequent variable annuity payment under that variable investment option depends upon the investment performance of that variable investment option. Here's how it works:

      - we calculate the actual net investment return of the variable investment option (after deducting all charges) during the period between the dates for determining the current and immediately previous monthly payments.

      - if that actual net investment return exceeds the "assumed investment rate" (explained below), the current monthly payment will be larger than the previous one.

      - if the actual net investment return is less than the assumed investment rate, the current monthly payment will be smaller than the previous one.

TRANSFERS DURING THE ANNUITY PERIOD

Some transfers are permitted during the annuity period, but subject to different limitations than during the accumulation period.Once annuity payments on a variable basis have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 DAYS BEFORE the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity benefit payments will reflect changes in the value of the annuity units for the new sub-account selected. We limit the maximum number of transfers a contract owner may make per contract year to four, subject to a limit of 18 investment options over the life of your contract. Once annuity benefit payments begin, no transfers may be made from payments on a fixed basis to payments on a variable basis or from payments on a variable basis to payments on a fixed basis. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of a Fund. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

ASSUMED INVESTMENT RATE

The assumed investment rate for any variable portion of your annuity payments will be 3 1/2% per year, except as follows.

You may elect an assumed investment rate of 5% or 6%, provided such a rate is available in your state. If you elect a higher assumed investment rate, your initial variable annuity payment will also be higher. Eventually, however, the monthly variable annuity payments may be smaller than if you had elected a lower assumed investment rate.

FIXED MONTHLY ANNUITY PAYMENTS

The dollar amount of each fixed monthly annuity payment is specified during the entire period of annuity payments, according to the provisions of the annuity option selected. To determine such dollar amount we first, in accordance with the procedures described above, calculate the amount to be applied to the fixed annuity option as of the date of maturity. We then divide the difference by $1,000 and multiply the result by the greater of:

      - the applicable fixed annuity purchase rate shown in the appropriate table in the contract; or

      - the rate we currently offer at the time of annuitization. (This current rate may be based on the sex of the annuitant, unless prohibited by law.)

ANNUITY OPTIONS

Here are some of the annuity options that are available, subject to the terms and conditions described above. We reserve the right to make available optional methods of payment in addition to those annuity options listed here and in your contract.

OPTION A - LIFE ANNUITY WITH PAYMENTS FOR A GUARANTEED PERIOD - We will make monthly payments for a guaranteed period of 5, 10, or 20 years, as selected by you or your beneficiary, and after such period for as long as the payee lives. If the payee dies prior to the end of such guaranteed period, we will continue payments for the remainder of the guarantee period to a contingent payee, subject to the terms of any supplemental agreement issued.

Federal income tax requirements currently applicable to contracts used with H.R. 10 plans and individual retirement annuities provide that the period of years guaranteed under Option A cannot be any greater than the joint life expectancies of the payee and his or her designated beneficiary.

OPTION B - LIFE ANNUITY WITHOUT FURTHER PAYMENT ON DEATH OF PAYEE - We will make monthly payments to the payee as long as he or she lives. We guarantee no minimum number of payments.

OPTION C - JOINT AND LAST SURVIVOR - We will provide payments monthly, quarterly, semiannually, or annually, for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments to the surviving payee. All payments stop at the death of the surviving payee.

OPTION D - JOINT AND 1/2 SURVIVOR; OR JOINT AND 2/3 SURVIVOR - We will provide payments monthly, quarterly, semiannually, and annually for the payee's life and the life of the payee's spouse/joint payee. Upon the death of one payee, we will continue payments (reduced to 1/2 or 2/3 the full payment amount) to the surviving payee. All payments stop at the death of the surviving payee.

OPTION E - LIFE INCOME WITH CASH REFUND - We will provide payments monthly, quarterly, semiannually, or annually for the payee's life. Upon the payee's death, we will provide a contingent payee with a lump-sum payment, if the total payments to the payee were less than the accumulated value at the time of annuitization. The lump-sum payment, if any, will be for the balance.

OPTION F - INCOME FOR A FIXED PERIOD - We will provide payments monthly, quarterly, semiannually, or annually for a pre-determined period of time to a maximum of 30 years. If the payee dies before the end of the fixed period, payments will continue to a contingent payee until the end of the period.

OPTION G - INCOME OF A SPECIFIC AMOUNT - We will provide payments for a specific amount. Payments will stop only when the amount applied and earnings have been completely paid out. If the payee dies before receiving all the payments, we will continue payments to a contingent payee until the end of the contract.

With Options A, B, C, and D, we offer both fixed and/or variable annuity payments. With Options E, F, and G, we offer only fixed annuity payments. Payments under Options F and G must continue for 10 years, unless your contract has been in force for 5 years or more.

If the payee is more than 85 years old on the date of maturity, the following two options are not available without our consent:

      -     Option A: "life annuity with 5 years guaranteed" and

      - Option B: "life annuity without further payment on the death of payee."

VARIABLE INVESTMENT OPTION VALUATION PROCEDURES

We compute the net investment return and accumulation unit values for each variable investment option as of the end of each business day. On any date other than a business day, the accumulation unit value or annuity unit value will be the same as the value at the close of the next following business day.

DISTRIBUTIONS FOLLOWING DEATH OF OWNER

If you did not purchase your contract under a tax qualified plan (as that term is used below), the Code requires that the following distribution provisions apply if you die. We summarize these provisions and the effect of spousal continuation of the contract in the following box:

IF DEATH BENEFITS ARE PAYABLE UPON YOUR DEATH BEFORE ANNUITY PAYMENTS HAVE
BEGUN:

      - if the contracts designated beneficiary is your surviving spouse, your spouse may elect to continue the contract in force as the owner. In that case:

            (1) we will not pay a death benefit, but the total value of your contract will equal the death benefit that would have been payable under your contract (including amounts payable under any optional death benefit riders). Any additional amount that we credit to your contract will be allocated to the investment options in the same ratio as the investment allocations held at the time of death and will not be subject to any future surrender or withdrawal charges; and

            (2) your spouse may elect to add or continue any optional death benefit riders under his or her name, subject to our then current underwriting standards and the deduction of rider charges at our then current rates. For purposes of calculating the amount of your spouse's Death Benefit, we will treat the total value of your contract (including any step-up in value) as the initial premium and the date the rider is added or continued as the rider's date of issue.

      - if the beneficiary is not your surviving spouse or if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

            (1)   paid out in full within five years of your death or

            (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

      - the "entire interest" in the contract on the date of your death equals the standard death benefit (or any enhanced death benefit) and, if an earnings enhancement benefit rider is then in force, any earnings enhancement death benefit amount, that may then be payable.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

The Code imposes very similar distribution requirements on contracts used to fund tax qualified plans. We provide the required provisions for tax qualified plans in separate disclosures and endorsements.

Notice of the death of an owner or annuitant should be furnished promptly to the Annuity Service Office.

MISCELLANEOUS PROVISIONS

ASSIGNMENT; CHANGE OF OWNER OR BENEFICIARY

To qualify for favorable tax treatment, certain contracts can't be sold; assigned; discounted; or pledged as collateral for a loan, as security for the performance of an obligation, or for any other purpose, unless the owner is a trustee under section 401(a) of the Internal Revenue Code.

Subject to these limits, while the annuitant is alive, you may designate someone else as the owner by written notice to the Annuity Service Office. You choose the beneficiary in the application for the contract. You may change the beneficiary by written notice no later than receipt of due proof of the death of the annuitant. Changes of owner or beneficiary will take effect when we receive them, whether or not you or the annuitant is then alive. However, these changes are subject to:

      -     the rights of any assignees of record and

      -     certain other conditions referenced in the contract.

An assignment, pledge, or other transfer may be a taxable event. See "Tax information" below. Therefore, you should consult a competent tax adviser before taking any such action.

TAX INFORMATION

OUR INCOME TAXES

We are taxed as a life insurance company under the Internal Revenue Code (the "Code"). The Account is taxed as part of our operations and is not taxed separately.

The contracts permit us to deduct a charge for any taxes we incur that are attributable to the operation or existence of the contracts or the Account. Currently, we do not anticipate making a charge for such taxes. If the level of the current taxes increases, however, or is expected to increase in the future, we reserve the right to make a charge in the future.

SPECIAL CONSIDERATIONS FOR OPTIONAL BENEFIT RIDERS

If you have elected an optional death benefit rider, it is our understanding that the charges relating to these riders are not subject to current taxation. The Internal Revenue Service ("IRS") might take the position, however, that each charge associated with this rider is deemed a partial withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature distributions from annuities. We understand that you are not prevented from adding any of our optional death benefit riders to your contract if it is issued as an IRA. However, the law is unclear because IRAs generally may not invest in "life insurance contracts." Therefore, it is possible that a contract may be disqualified as an IRA if it has an optional death benefit rider added to it. If so, you may be subject to increased taxes.

At present, the IRS has not provided guidance as to the tax effect of adding an optional Accumulated Value Enhancement rider or the optional waiver of withdrawal charge rider to an annuity contract. The IRS might take the position that each charge associated with this rider is deemed a withdrawal from the contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals. We do not currently report rider charges as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a competent tax adviser before electing any of these optional benefit riders.

CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

UNDISTRIBUTED GAINS

We believe the contracts will be considered annuity contracts under Section 72 of the Code. This means that, ordinarily, you pay no federal income tax on any gains in your contract until we actually distribute assets to you. However, a contract owned other than by a natural person (e.g., corporations, partnerships, limited liability companies and other such entities) does not generally qualify as an annuity for tax purposes. Any increase in value therefore would constitute ordinary taxable income to such an owner in the year earned.

ANNUITY PAYMENTS

When we make payments under a contract in the form of an annuity, each payment will result in taxable ordinary income to you, to the extent that each such payment exceeds an allocable portion of your "investment in the contract" (as defined in the Code). In general, your "investment in the contract" equals the aggregate amount of premium payments you have made over the life of the contract, reduced by any amounts previously distributed from the contract that were not subject to tax.

The Code prescribes the allocable portion of each such annuity payment to be excluded from income according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. After the entire "investment in the contract" has been distributed, any remaining payment is fully taxable.

SURRENDERS, WITHDRAWALS AND DEATH BENEFITS

When we make a single sum payment from a contract, you have ordinary taxable income, to the extent the payment exceeds your "investment in the contract" (discussed above). Such a single sum payment can occur, for example, if you surrender your contract before the date of maturity or if no annuity payment option is selected for a death benefit payment.

When you take a partial withdrawal from a contract before the date of maturity, including a payment under a systematic withdrawal plan, all or part of the payment may constitute taxable ordinary income to you. If, on the date of withdrawal, the total value of your contract exceeds the investment in the contract, the excess will be considered "gain" and the withdrawal will be taxable as ordinary income up to the amount of such "gain." Taxable withdrawals may also be subject to the special penalty tax for premature withdrawals as explained below. When only the investment in the contract remains, any subsequent withdrawal made before the date of maturity will be a tax-free return of investment. If you assign or pledge any part of your contract's value, the value so pledged or assigned is taxed the same way as if it were a partial withdrawal.

For purposes of determining the amount of taxable income resulting from a single sum payment or a partial withdrawal, all annuity contracts issued by John Hancock or its affiliates to the owner within the same calendar year will be treated as if they were a single contract.

All or part of any death benefit proceeds may constitute a taxable payout of earnings. A death benefit payment generally results in taxable ordinary income to the extent such payment exceeds your "investment in the contract."

Under the Code, an annuity must provide for certain required distributions. For example, if the owner dies on or after the maturity date, and before the entire annuity value has been paid, the remaining value must be distributed at least as rapidly as under the method of distribution being used at the date of the owner's death. We discuss other distribution requirements in the preceding section entitled "Distribution following death of owner."

PENALTY FOR PREMATURE WITHDRAWALS

The taxable portion of any withdrawal, single sum payment and certain death benefit payments may also trigger an additional 10% penalty tax. The penalty tax does not apply to payments made to you after age 59 1/2, or on account of your death or disability. Nor will it apply to withdrawals in substantially equal periodic payments over the life of the payee (or over the joint lives of the payee and the payee's beneficiary).

PUERTO RICO ANNUITY CONTRACTS NOT PURCHASED TO FUND A TAX QUALIFIED PLAN

Under the Puerto Rico tax laws, distributions from a contract not purchased to fund a tax qualified plan ("Non-Qualified Contract") before annuitization are treated as non-taxable return of principal until the principal is fully recovered. Thereafter, all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part non-taxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution from a Non-Qualified Contract is included in gross income. Puerto Rico does not currently impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income.

DIVERSIFICATION REQUIREMENTS

Each of the funds of the Series Funds intends to qualify as a regulated investment company under Subchapter M of the Code and meet the investment diversification tests of Section 817(h) of the Code and the underlying regulations. Failure to do so could result in current taxation to you on gains in your contract for the year in which such failure occurred and thereafter.

The Treasury Department or the Internal Revenue Service may, at some future time, issue a ruling or regulation presenting situations in which it will deem contract owners to exercise "investor control" over the fund shares that are attributable to their contracts. The Treasury Department has said informally that this could limit the number or frequency of transfers among variable investment options. This could cause you to be taxed as if you were the direct owner of your allocable portion of fund shares. We reserve the right to amend the contracts or the choice of investment options to avoid, if possible, current taxation to the owners.

CONTRACTS PURCHASED FOR A TAX QUALIFIED PLAN

We have no responsibility for determining whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular employee is eligible for inclusion under a plan. In general, the Code imposes limitations on the amount of annual compensation that can be contributed into a tax-qualified plan, and contains rules to limit the amount you can contribute to all of your tax-qualified plans. Trustees and administrators of tax qualified plans may, however, generally invest and reinvest existing plan assets without regard to such Code imposed limitations on contributions. Certain distributions from tax qualified plans may be transferred directly to another plan, unless funds are added from other sources, without regard to such limitations.

The Code generally requires tax-qualified plans (other than Roth IRAs) to begin making annual distributions of at least a minimum amount each year after a specified point. For example, minimum distributions to an employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires. On the other hand, distributions from a traditional IRA, SIMPLE IRA or SEP IRA must begin no later than April 1 of the year following the year in which the contract owner attains age 70 1/2. The minimum amount of a distribution and the time when distributions start will vary by plan.

TAX-FREE ROLLOVERS

If permitted under your plans, you may make a tax-free rollover from:

      -     a traditional IRA to another traditional IRA,

      - a traditional IRA to another tax-qualified plan, including a Section 403(b) plan

      - any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax-exempt organization) to a traditional IRA,

      - any tax-qualified plan (other than a Section 457 deferred compensation plan maintained by a tax exempt organization) to another tax-qualified plan, including a roll-over of amounts from your prior plan derived from your "after-tax" contributions from "involuntary" distributions,

      - a Section 457 deferred compensation plan maintained by a tax-exempt organization to another Section 457 deferred compensation plan maintained by a tax-exempt organization and

      - a traditional IRA to a Roth IRA, subject to special restrictions discussed below.

In addition, if your spouse survives you, he or she is permitted to rollover your tax-qualified retirement account to another tax-qualified retirement account in which your surviving spouse participates, to the extent permitted by your surviving spouse' plan.

TRADITIONAL IRAS

ANNUAL CONTRIBUTION LIMIT. traditional individual retirement annuity (as defined in Section 408 of the Code) generally permits an eligible purchaser to make annual contributions which cannot exceed the lesser of:

      -     100% of compensation includable in your gross income, or

      - the IRA annual limit for that tax year. For tax years beginning in 2002, 2003 and 2004, the annual limit is $3,000 per year. For tax years beginning in 2005, 2006 and 2007, the annual limit is $4,000 per year and, for the tax year beginning in 2008, the annual limit is $5,000. After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

CATCH-UP CONTRIBUTIONS. An IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

SPOUSAL IRA. You may also purchase an IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation).

DEDUCTIBILITY OF CONTRIBUTIONS. You may be entitled to a full deduction, a partial deduction or no deduction for your traditional IRA contribution on your federal income tax return.

The amount of your deduction is based on the following factors:

      - whether you or your spouse is an active participant in an employer sponsored retirement plan,

      -     your federal income tax filing status, and

      -     your "Modified Adjusted Gross Income."

Your traditional IRA deduction is subject to phase out limits, based on your Modified Adjusted Gross Income, which are applicable according to your filing status and whether you or your spouse are active participants in an employer sponsored retirement plan. You can still contribute to a traditional IRA even if your contributions are not deductible.

DISTRIBUTIONS. In general, all amounts paid out from a traditional IRA contract (in the form of an annuity, a single sum, death benefits or partial withdrawal), are taxable to the payee as ordinary income. As in the case of a contract not purchased under a tax-qualified plan, you may incur additional adverse tax consequences if you make a surrender or withdrawal before you reach age 59 1/2 (unless certain exceptions apply as specified in Code section 72(t)). If you have made any non-deductible contributions to an IRA contract, all or part of any withdrawal or surrender proceeds, single sum death benefit or annuity payment, may be excluded from your taxable income when you receive the proceeds.

The tax law requires that annuity payments under a traditional IRA contract begin no later than April 1 of the year following the year in which the owner attains age 70 1/2.

ROTH IRAS

ANNUAL CONTRIBUTION LIMIT. A Roth IRA is a type of non-deductible IRA. In general, you may make purchase payments of up to the IRA annual limit ($3,000 per year for tax years beginning in 2002, 2003 and 2004; $4,000 per year for tax years beginning in 2005, 2006 and 2007, and $5,000 for the tax year beginning in
2008). After that, the annual limit is indexed for inflation in $500 increments as provided in the Code.

The IRA annual limit for contributions to a Roth IRA phases out (i.e., is reduced) for single taxpayers with adjusted gross incomes between $95,000 and $110,000, for married taxpayers filing jointly with adjusted gross incomes between $150,000 and $160,000, and for a married taxpayer filing separately with adjusted gross income between $0 and $10,000.

CATCH-UP CONTRIBUTIONS. A Roth IRA holder age 50 or older may increase contributions from compensation to an IRA by an amount up to $500 a year for tax years beginning in 2002, 2003, 2004 and 2005, and by an amount up to $1,000 for the tax year beginning in 2006.

SPOUSAL IRA. You may also purchase a Roth IRA contract for the benefit of your spouse (regardless of whether your spouse has a paying job). You can generally contribute up to the annual limit for each of you and your spouse (or, if less, your combined compensation), subject to the phase-out rules discussed above.

DISTRIBUTIONS. If you hold your Roth IRA for at least five years the payee will not owe any federal income taxes or early withdrawal penalties on amounts paid out from the contract:

      -     after you reach age 59 1/2,

      - on your death or disability, or o to qualified first-time home buyers (not to exceed a lifetime limitation of $10,000) as specified in the Code.

The Code treats payments you receive from Roth IRAs that do not qualify for the above tax free treatment first as a tax-free return of the contributions you made. However, any amount of such non-qualifying payments or distributions that exceed the amount of your contributions is taxable to you as ordinary income and possibly subject to the 10% penalty tax (unless certain exceptions apply as specified in Code section 72(t).

CONVERSION TO A ROTH IRA. You can convert a traditional IRA to a Roth IRA, unless

      -     you have adjusted gross income over $100,000, or

      -     you are a married taxpayer filing a separate return.

The Roth IRA annual contribution limit does not apply to converted amounts.

You must, however, pay tax on any portion of the converted amount that would have been taxed if you had not converted to a Roth IRA. No similar limitations apply to rollovers from one Roth IRA to another Roth IRA.

SIMPLE IRA PLANS

In general, a small business employer may establish a SIMPLE IRA retirement plan if the employer employed 100 or fewer employees earning at least $5,000 during the preceding year. As an eligible employee of the business, you may make pre-tax contributions to the SIMPLE IRA plan. You may specify the percentage of compensation that you want to contribute under a qualified salary reduction arrangement, provided the amount does not exceed the SIMPLE IRA annual contribution limit. The SIMPLE IRA annual limit is $7,000 for tax years beginning in 2002, $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After
that, the annual limit is indexed for inflation in $500 increments as provided in the Code. Your employer must elect to make a matching contribution of up to 3% of your compensation or a non-elective contribution equal to 2% of your compensation.

CATCH-UP CONTRIBUTIONS. A SIMPLE IRA holder age 50 or older may increase contributions of compensation by an amount up to $500 for tax years beginning in 2002, $1,000 for 2003, $1,500 for 2004, $2,000 for 2005 and $2,500 for 2006.
After that, for tax years beginning in 2007, the SIMPLE IRA catch-up contribution limit is indexed annually for inflation in $500 increments as provided in the Code.

DISTRIBUTIONS. The requirements for minimum distributions from a SIMPLE IRA retirement plan, and rules on taxation of distributions from a SIMPLE retirement plan, are generally the same as those discussed above for distributions from a traditional IRA.

SIMPLIFIED EMPLOYEE PENSION PLANS (SEPS)

SEPs are employer sponsored plans that may accept an expanded rate of contributions from one or more employers. Employer contributions are flexible, subject to certain limits under the Code, and are made entirely by the business owner directly to a SEP-IRA owned by the employee. Contributions are tax-deductible by the business owner and are not includable in income by employees until withdrawn. The maximum deductible amount that may be contributed to a SEP is 25% of compensation, up to the SEP compensation limit specified in the Code for the year ($200,000 for the year 2002) with a cap of $40,000.

DISTRIBUTIONS. The requirements for minimum distributions from a SEP-IRA, and rules on taxation of distributions from a SEP-IRA, are generally the same as those discussed above for distributions from a traditional IRA.

SECTION 403(b) PLANS

Under these tax-sheltered annuity arrangements, public school systems and certain tax-exempt organizations can make premium payments into "403(b) contracts" owned by their employees that are not taxable currently to the employee.

ANNUAL CONTRIBUTION LIMIT. In general, the amount of the non-taxable contributions made for a 403(b) contract each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit" (see "Elective Deferral Limits," below). The annual contribution limit is subject to certain other limits described in
Section 415 of the Code and the regulations thereunder. Special rules apply for certain organizations that permit participants to increase their elective deferrals.

CATCH-UP CONTRIBUTIONS. A Section 403(b) plan participant age 50 or older may increase contributions to a 403(b) plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

DISTRIBUTIONS. When we make payments from a 403(b) contract on surrender of the contract, partial withdrawal, death of the annuitant, or commencement of an annuity option, the payee ordinarily must treat the entire payment as ordinary taxable income. Moreover, the Code prohibits distributions from a 403(b) contract before the employee reaches age 59 1/2, except:

      -     on the employee's separation from service, death, or disability,

      - with respect to distributions of assets held under a 403(b) contract as of December 31, 1988, and

      -     transfers and exchanges to other
            products that qualify under Section 403(b).

Minimum distributions under a 403(b) contract must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

PENSION AND PROFIT SHARING PLANS QUALIFIED UNDER SECTION 401(a)

In general, an employer may deduct from its taxable income premium payments it makes under a qualified pension or profit-sharing plan described in Section 401(a) of the Code. Employees participating in the plan generally do not have to pay tax on such contributions when made. Special requirements apply if a 401(a) plan covers an employee classified under the Code as a "self-employed individual" or as an "owner-employee."

Annuity payments (or other payments, such as upon withdrawal, death or surrender) generally constitute taxable income to the payee; and the payee must pay income tax on the amount by which a payment exceeds its allocable share of the employee's "investment in the contract" (as defined in the Code), if any. In general, an employee's "investment in the contract" equals the aggregate amount of premium payments made by the employee.

The non-taxable portion of each annuity payment is determined, under the Code, according to one formula if the payments are variable and a somewhat different formula if the payments are fixed. In each case, speaking generally, the formula seeks to allocate an appropriate amount of the investment in the contract to each payment. Favorable procedures may also be available to taxpayers who had attained age 50 prior to January 1, 1986.

Minimum distributions to the employee under an employer's pension and profit sharing plan qualified under Section 401(a) of the Code must begin no later than April 1 of the year following the year in which the employee (except an employee who is a "5-percent owner" as defined in Code section 416) reaches age 70 1/2 or, if later, retires.

"TOP-HEAVY" PLANS

Certain plans may fall within the definition of "top-heavy plans" under Section 416 of the Code. This can happen if the plan holds a significant amount of its assets for the benefit of "key employees" (as defined in the Code). You should consider whether your plan meets the definition. If so, you should take care to consider the special limitations applicable to top-heavy plans and the potentially adverse tax consequences to key employees.

SECTION 457 DEFERRED COMPENSATION PLANS

Under the provisions of Section 457 of the Code, you can exclude a portion of your compensation from gross income if you participate in a deferred compensation plan maintained by:

      -     a state,

      -     a political subdivision of a state,

      - an agency or instrumentality or a state or political subdivision of a state, or

      -     a tax-exempt organization.

As a "participant" in such a deferred compensation plan, any amounts you exclude (and any income on such amounts) will be includible in gross income only for the taxable year in which such amounts are paid or otherwise made available to the annuitant or other payee.

The deferred compensation plan must satisfy several conditions, including the following:

      - the plan must not permit distributions prior to your separation from service (except in the case of an unforeseen emergency), and

      - all compensation deferred under the plan shall remain solely the employer's property and may be subject to the claims of its creditors.

ANNUAL CONTRIBUTION LIMIT. The amount of the non-taxable contributions made for a Section 457 plan each year may not, together with all other deferrals the employee elects under other tax-qualified plans, exceed an annual "elective deferral limit," and is subject to certain other limits described in Section 402(g) of the Code. (See "Elective Deferral Limits," below.)

CATCH-UP CONTRIBUTIONS. A 457 plan participant age 50 or older may increase contributions to a 457 plan by an amount that, together with all other catch-up contributions made to other tax-qualified plans, does not exceed an annual "elective catch-up limit." (See "Elective Catch-Up Limits," below.)

DISTRIBUTIONS. When we make payments under your contract in the form of an annuity, or in a single sum such as on surrender, withdrawal or death of the annuitant, the payment is taxed as ordinary income. Minimum distributions under a Section 457 plan must begin no later than April 1 of the year following the year in which the employee reaches age 70 1/2 or, if later, retires.

ELECTIVE DEFERRAL LIMITS

A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" may elect annually to defer current compensation so that it can be contributed to the applicable plan or plans. The annual elective deferral limit is $11,000 for tax years beginning in 2002, $12,000 for 2003, $13,000 for 2004, $14,000 for 2005 and $15,000 for 2006. After
that, for the tax years beginning in 2007, 2008 and 2009, the annual elective deferral limit is indexed for inflation in $500 increments as provided in the Code.

ELECTIVE CATCH-UP LIMITS

A participant in a Section 403(b) plan, a Section 457 Plan or in certain other types of tax-qualified pension and profit sharing plans that are commonly referred to as "401(k)" plans and "SARSEPS" who is age 50 or older may increase contributions by an amount up to $1,000 for tax years beginning in 2002, $2,000 for 2003, $3,000 for 2004, $4,000 for 2005 and $5,000 for 2006. After that, for the tax years beginning in 2007, the elective catch-up contribution limit is indexed for inflation in $500 increments as provided in the Code.

WITHHOLDING ON ROLLOVER DISTRIBUTIONS

The tax law requires us to withhold 20% from certain distributions from tax qualified plans. We do not have to make the withholding, however, if you rollover your entire distribution to another plan and you request us to pay it directly to the successor plan. Otherwise, the 20% mandatory withholding will reduce the amount you can rollover to the new plan, unless you add funds to the rollover from other sources. Consult a qualified tax adviser before making such a distribution.

PUERTO RICO ANNUITY CONTRACTS PURCHASED TO FUND A TAX-QUALIFIED PLAN

The provisions of the tax laws of Puerto Rico vary significantly from those under the Internal Revenue Code of the United States with respect to the various "tax qualified" plans described above. Although we may offer variable annuity contracts in Puerto Rico in connection with "tax qualified" plans, the text of the prospectus under the subsection "Contracts purchased for a tax qualified plan" is inapplicable in Puerto Rico and should be disregarded.

SEE YOUR OWN TAX ADVISER

The above description of Federal income tax consequences to owners of and payees under contracts, and of the different kinds of tax qualified plans which may be funded by the contracts, is only a brief summary and is not intended as tax advice. It does not include a discussion of federal estate tax and gift tax or state tax consequences. The rules under the Code governing tax qualified plans are extremely complex and often difficult to understand. Changes to the tax laws may be enforced retroactively. Anything less than full compliance with the applicable rules, all of which are subject to change from time to time, can have adverse tax consequences. The taxation of an annuitant or other payee has become so complex and confusing that great care must be taken to avoid pitfalls. For further information you should consult a qualified tax adviser.

PERFORMANCE INFORMATION

We may advertise total return information about investments made in the variable investment options. We refer to this information as "Account level" performance. In our Account level advertisements, we usually calculate total return for 1, 5, and 10 year periods or since the beginning of the applicable variable investment option.

Total return at the Account level is the percentage change between:

      - the value of a hypothetical investment in a variable investment option at the beginning of the relevant period, and

      -     the value at the end of such period.

At the Account level, total return reflects adjustments for:

      -     the mortality and expense risk charges,

      -     the annual contract fee, and

      - any withdrawal charge payable if the owner surrenders his contract at the end of the relevant period.

Total return at the Account level does not, however, reflect any premium tax charges or any charges for optional benefit riders. Total return at the Account level will be lower than that at the Series Fund level where comparable charges are not deducted.

We may also advertise total return in a non-standard format in conjunction with the standard format described above. The non-standard format is generally the same as the standard format except that it will not reflect any contract fee or withdrawal charge and it may be for additional durations.

We may advertise "current yield" and "effective yield" for investments in the Money Market investment option. Current yield refers to the income earned on your investment in the Money Market investment option over a 7-day period and then annualized. In other words, the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment.

Effective yield is calculated in a similar manner but, when annualized, the income earned by your investment is assumed to be reinvested and thus compounded over the 52-week period. Effective yield will be slightly higher than current yield because of this compounding effect of reinvestment.

Current yield and effective yield reflect all the recurring charges at the Account level, but will not reflect any premium tax, any withdrawal charge, or any charge for optional benefit riders.

REPORTS

At least annually, we will send you (1) a report showing the number and value of the accumulation units in your contract and (2) the financial statements of the Series Fund.

VOTING PRIVILEGES

At meetings of the Series Fund's shareholders, we will generally vote all the shares of each Fund that we hold in the Account in accordance with instructions we receive from the owners of contracts that participate in the corresponding variable investment option.

CERTAIN CHANGES

CHANGES TO THE ACCOUNT

We reserve the right, subject to applicable law, including any required shareholder approval,

      - to transfer assets that we determine to be your assets from the Account to another separate account or investment option by withdrawing the same percentage of each investment in the Account with proper adjustments to avoid odd lots and fractions,

      -     to add or delete variable investment options,

      -     to change the underlying investment vehicles,

      -     to operate the Account in any form permitted by law, and

      - to terminate the Account's registration under the 1940 Act, if such registration should no longer be legally required.

Unless otherwise required under applicable laws and regulations, notice to or approval of owners will not be necessary for us to make such changes.

VARIATIONS IN CHARGES OR RATES FOR ELIGIBLE CLASSES

We may allow a reduction in or the elimination of any contract charges, or an increase in a credited interest rate for a guarantee period. The affected contracts would involve sales to groups or classes of individuals under special circumstances that we expect to result in a reduction in our expenses associated with the sale or maintenance of the contracts, or that we expect to result in mortality or other risks that are different from those normally associated with the contracts.

The entitlement to such variation in charges or rates will be determined by us based upon such factors as the following:

      -     the size of the initial premium payment,

      -     the size of the group or class,

      - the total amount of premium payments expected to be received from the group or class and the manner in which the premium payments are remitted,

      - the nature of the group or class for which the contracts are being purchased and the persistency expected from that group or class as well as the mortality or morbidity risks associated with that group or class;

      - the purpose for which the contracts are being purchased and whether that purpose makes it likely that the costs and expenses will be reduced, or

      - the level of commissions paid to selling broker-dealers or certain financial institutions with respect to contracts within the same group or class.

We will make any reduction in charges or increase in initial guarantee rates according to our rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time. Any variation in charges, rates, or fees will reflect differences in costs and services, will apply uniformly to all prospective contract purchasers in the group or class, and will not be unfairly discriminatory to the interests of any owner.

DISTRIBUTION OF CONTRACTS

Signator Investors, Inc. ("Signator") acts as principal distributor of the contracts sold through this prospectus. Signator is registered as a broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers, Inc. Signator's address is 197 Clarendon Street, Boston, Massachusetts 02116. Signator is a subsidiary of John Hancock.

You can purchase a contract through registered representatives of broker-dealers and certain financial institutions who have entered into selling agreements with JHVLICO and Signator. We pay broker-dealers compensation for promoting, marketing and selling our variable insurance and variable annuity products. In turn, the broker-dealers pay a portion of the compensation to their registered representatives, under their own arrangements. Signator will also pay its own registered representatives for sales of the contracts to their customers. We do not expect the compensation we pay to such broker-dealers (including Signator) and financial institutions to exceed 8.0% of premium payments (on a present value basis) for sales of the contracts described in this prospectus. For limited periods of time, we may pay additional compensation to broker-dealers as part of special sales promotions. We offer these contracts on a continuous basis, but neither JHVLICO nor Signator is obligated to sell any particular amount of contracts. We also reimburse Signator for direct and indirect expenses actually incurred in connection with the marketing of these contracts.

Signator representatives may receive additional cash or non-cash incentives (including expenses for conference or seminar trips and certain gifts) in connection with the sale of contracts issued by JHVLICO. From time to time, Signator, at its expense, may also provide significant additional amounts to broker dealers or other financial services firms which sell or arrange for the sale of the contracts. Such compensation may include, for example, financial assistance to financial services firms in connection with their conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the contracts and/or other events or activities sponsored by the financial services firms. As a consequence of such additional compensation, representatives and financial services firms, including but not limited to Signator and its representatives, may be motivated to sell our contracts instead of contracts issued by other insurance companies.

EXPERTS

Ernst & Young LLP have audited the consolidated financial statements of John Hancock Variable Life Insurance Company at December 31, and for each of the three years in the period ended December 31, and the financial statements of John Hancock Variable Annuity Account JF at December 31, and for each of the periods indicated therein, as set forth in their reports. We've included the financial statements of JHVLICO and the financial statements of the Account in the Statement of Additional Information, which also is a part of the registration statement that contains this prospectus. These financial statements are included in the registration statement in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.

                           APPENDIX A: SPECIAL TERMS

INDEX OF KEY WORDS

We define or explain each of the following key words used in this prospectus on the pages shown below:

KEY WORD                                                                                   PAGE
Accumulation units.....................................................................      28
Annuitant..............................................................................      10
Annuity payments.......................................................................      13
Annuity period.........................................................................      13
Business day...........................................................................      10
Contract year..........................................................................      11
Date of issue..........................................................................      11
Date of maturity.......................................................................      29
Extra Credits..........................................................................      13
Free withdrawal amount.................................................................      17
Funds..................................................................................       2
Guarantee period.......................................................................      12
Investment options.....................................................................      14
Market value adjustment................................................................      12
Premium payments.......................................................................      10
Surrender..............................................................................      16
Surrender value........................................................................      17
Total value of your contract...........................................................      12
Variable investment options............................................................   cover
Withdrawal charge......................................................................      16
Withdrawal.............................................................................      16

                APPENDIX B - DETAILS ABOUT OUR GUARANTEE PERIODS

INVESTMENTS THAT SUPPORT OUR GUARANTEE PERIODS

We back our obligations under the guarantee periods with JHVLICO's general assets. Subject to applicable law, we have sole discretion over the investment of our general assets (including those held in our "non-unitized" separate account that primarily supports the guarantee periods). We invest these amounts in compliance with applicable state insurance laws and regulations concerning the nature and quality of our general investments.

We invest the non-unitized separate account assets, according to our detailed investment policies and guidelines, in fixed income obligations, including:

      -     corporate bonds,

      -     mortgages,

      -     mortgage-backed and asset-backed securities, and

      -     government and agency issues.

We invest primarily in domestic investment-grade securities. In addition, we use derivative contracts only for hedging purposes, to reduce ordinary business risks associated with changes in interest rates, and not for speculating on future changes in the financial markets. Notwithstanding the foregoing, we are not obligated to invest according to any particular strategy.

GUARANTEED INTEREST RATES

We declare the guaranteed rates from time to time as market conditions and other factors dictate. We advise you of the guaranteed rate for a selected guarantee period at the time we:

      -     receive your premium payment,

      -     effectuate your transfer, or

      -     renew your guarantee period

We have no specific formula for establishing the guaranteed rates for the guarantee periods. The rates may be influenced by interest rates generally available on the types of investments acquired with amounts allocated to the guarantee period. In determining guarantee rates, we may also consider, among other factors, the duration of the guarantee period, regulatory and tax requirements, sales and administrative expenses we bear, risks we assume, our profitability objectives, and general economic trends.

COMPUTATION OF MARKET VALUE ADJUSTMENT

We determine the amount of the market value adjustment by multiplying the amount being taken from the guarantee period (before any applicable withdrawal charge) by a factor expressed by the following formula:

                        (1+g)/1+c+0.005 (n/2) - 1


where,

      -     g is the guaranteed rate in effect for the current guarantee period.

      - c is the current guaranteed rate in effect for new guarantee periods with duration equal to the number of years remaining in the current guarantee period (rounded to the nearest whole number of years). If we are not currently offering such a guarantee period, we will declare a guarantee rate, solely for this purpose, consistent with interest rates currently available.

      - n is the number of complete months from the date of withdrawal to the end of the current guarantee period. (If less than one complete month remains, N equals one unless the withdrawal is made on the last day of the guarantee period, in which case no adjustment applies.)

SAMPLE CALCULATION 1: POSITIVE ADJUSTMENT

Amount withdrawn or transferred                            $10,000
Guarantee period                                           5 years
Time of withdrawal or transfer                             beginning of 3rd year of guaranteed period
Guaranteed rate* (g)                                       4%
Guaranteed rate for new 3 year guarantee* (c)              3%
Remaining guarantee period (n)                             36 months

MARKET VALUE ADJUSTMENT:

         10,000 x [[(1 + 0.04)/(1 + 0.03 + 0.005)][36/12] -1] = 145.63

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000 + $145.63 = $10,145.63

* All interest rates shown have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

SAMPLE CALCULATION 2: NEGATIVE ADJUSTMENT

Amount withdrawn or transferred                            $10,000
Guarantee period                                           5 years
Time of withdrawal or transfer                             beginning of 3rd year of guaranteed period
Guaranteed rate* (g)                                       4%
Guaranteed rate for new 3 year guarantee* (c)              5%
Remaining guarantee period (n)                             36 months

         10,000 x [[(1 + 0.04)/(1 + 0.05 + 0.005)][36/12] -1] = -420.50

MARKET VALUE ADJUSTMENT:

Amount withdrawn or transferred (adjusted for market value adjustment): $10,000
- $420.50 = $9,579.50

* All interest rates shown have been arbitrarily chosen for purposes of this example. In most cases they will bear little or no relation to the rates we are actually guaranteeing at any time.

              APPENDIX C - EXAMPLE OF WITHDRAWAL CHARGE CALCULATION

ASSUME THE FOLLOWING FACTS:

      - On January 1, 2001, you make a $5,000 initial premium payment and we issue you a contract.

      -     On January 1, 2002, you make a $1,000 premium payment.

      -     On January 1, 2003, you make a $1,000 premium payment.

      - On January 1, 2004, the total value of your contract is $7,500 because of the extra credits and favorable investment earnings.

Now assume you make a partial withdrawal of $7,000 (no tax withholding) on January 2, 2004. In this case, assuming no prior withdrawals, we would deduct a CDSL of $474.19. We withdraw a total of $7,474.19 from your contract.

             $7,000.00 --  withdrawal request payable to you
              + 474.19  --  withdrawal charge payable to us
               -------
             $7,474.19 --  total amount withdrawn from your contract

HERE IS HOW WE DETERMINE THE WITHDRAWAL CHARGE:

(1) We first distribute to you the $500 profit you have in your contract ($7,500 total contract value less $7,000 of premiums you have paid) under the free withdrawal provision.

(2) Next we repay to you the $5,000 premium you paid in 2001 Under the free withdrawal provision, $200 of that premium is charge free ($7,000 total premiums paid x 10%; less the $500 free withdrawal in the same contract year described in paragraph 1 above). We assess a withdrawal charge on the remaining balance of $4,800 from your 2001 premium. Because you made that premium payment 3 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $336 from your contract to cover the withdrawal charge on your 2001 premium payment. We pay the remainder of $4,464 to you as a part of your withdrawal request.

          $ 5,000
          -   200 -- free withdrawal amount (payable to you)
           ------
          $ 4,800
          x   .07
           ------
          $   336 -- withdrawal charge on 2001 premium payment (payable to us)

          $ 4,800
          -   336
           ------
          $ 4,464 -- part of withdrawal request payable to you

(1) We NEXT deem the entire amount of your 2002 PREMIUM PAYMENT to be withdrawn and we assess a withdrawal charge on that $1,000 amount. Because you made this premium payment 2 years ago, the withdrawal charge percentage is 7%. We deduct the resulting $70 from your contract to cover the withdrawal charge on your 2002 premium payment. We pay the remainder of $930 to you as a part of your withdrawal request.

          $ 1,000
          x   .07
            -----
          $    70 -- withdrawal charge on 2002 premium payment (payable to us)

          $ 1,000
          -    70
           ------
           $  930 --  part of withdrawal request payable to you

(2) We NEXT determine what additional amount we need to withdraw to provide you with the total $7,000 you requested, after the deduction of the withdrawal charge on that additional amount. We have already allocated $500 from profits under paragraph 1 above, $200 of additional free withdrawal amount under paragraph 2, $4,464 from your 2001 premium payment under paragraph 2, and $930 from your 2003 premium payment under paragraph
      3. Therefore, $906 is needed to reach $7,000.

          $ 7,000 -- total withdrawal amount requested
          -   500 -- profit
              200 -- free withdrawal amount
          - 4,464 -- payment deemed from initial premium payment

          - 930 -- payment deemed from initial premium payment
            ---
          $ 906 -- additional payment to you needed to reach $7,000

We know that the withdrawal charge percentage for this remaining amount is 7%, because you are already deemed to have withdrawn all premiums you paid prior to 2003. We use the following formula to determine how much more we need to withdraw:

Remainder due to you = Withdrawal needed - [applicable withdrawal charge percentage times withdrawal needed]

          $906       =  x - [.07x]
          $906       =  .93x

          $906/.93   =  x
          $974.19    =  x

          $974.19  -- deemed withdrawn from 2003 premium payment
          $906.00  -- part of withdrawal request payable to you
          $  68.19 -- withdrawal charge on 2003 premium deemed withdrawn
                      (payable to us)

     APPENDIX D - EXAMPLES OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION

The following are examples of the optional earnings enhancement death benefit. We have assumed that there are earnings under the contracts in each case. Actual investment performance may be greater or lower than the amounts shown.

EXAMPLE 1 - EARNINGS ENHANCEMENT DEATH BENEFIT WITH STANDARD DEATH BENEFIT, NO ADJUSTMENTS FOR WITHDRAWALS OR ADDITIONAL PREMIUM PAYMENTS

Assume:

      - You elect the earnings enhancement death benefit rider (but not the enhanced death benefit rider) when you purchase your contract,

      - At the time of purchase, you and the annuitant are each under age 70 and you pay an initial premium of $100,000,

      - You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

      - We determine the death benefit before the Maturity Date, in the fourth year of your contract on a day when the total value of your contract is $180,000.

CALCULATION OF STANDARD DEATH BENEFIT

We compare the total value of your contract ($180,000, with no market value adjustment) to the total amount of premiums you paid ($100,000, with no adjustment for withdrawals). The standard death benefit is the higher of the two, or $180,000.

CALCULATION OF EARNINGS ENHANCEMENT AMOUNT

Because you and the annuitant were both under age 70 when the rider was issued, the earnings enhancement amount is 40% of the difference between the standard death benefit and your "Net Premiums," up to a maximum benefit amount equal to 80% of your "Adjusted Net Premiums."

Calculation of Net Premiums and Adjusted Net Premiums - To determine "Net Premiums," we reduce the premiums you paid ($100,000) by the amount of any withdrawals in excess of earnings ($0, with no adjustment for withdrawal charges). In this example, the Net Premiums is $100,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($100,000) by any premiums you made, other than the initial premium, during the 12 months before we calculated the death benefit ($0). In this example, the "Adjusted Net Premiums" is $100,000.

Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 80% of the Adjusted Net Premiums ($100,000), or $80,000.

The earnings enhancement amount is 40% of the difference between the standard death benefit ($180,000) and your Net Premiums ($100,000), up to the maximum benefit amount. In this example, 40% of the difference is $32,000, which is less than the maximum benefit amount ($80,000). The earnings enhancement amount is therefore $32,000.

The total Death Benefit in this example is the standard death benefit ($180,000) plus the earnings enhancement amount ($32,000), or $212,000.

EXAMPLE 2 - EARNINGS ENHANCEMENT DEATH BENEFIT WITH ENHANCED DEATH BENEFIT, ADJUSTED FOR WITHDRAWAL AND ADDITIONAL PREMIUM

Assume:

      - You elect the earnings enhancement death benefit rider and the enhanced death benefit rider when you purchase your contract,

      - At the time of purchase, you are over age 70 and you pay an initial premium of $100,000,

      - You allocate the premium to a variable investment option, and make no transfers of contract value to other investment options,

      - On the seventh anniversary of your contract, your total value in the contract is $175,000, which is the highest value on any anniversary date

      - On the day after the seventh anniversary of your contract, you make a withdrawal of $80,000,

      - On the eighth anniversary of your contract, the total value of your contract is $110,000, and you make an additional premium payment of $10,000 at the end of the eighth year of your contract

      - We determine the death benefit before the Maturity Date in the middle of the ninth year of your contract, on a day when the total value of your contract is $120,000.

CALCULATION OF ENHANCED DEATH BENEFIT

In this example, the enhanced death benefit is the highest of an accumulated premium "roll-up" amount, a "highest anniversary value" amount and the value of your contract on the date the death benefit is determined.

Calculation of Premium Roll-up - We calculate the amount of each premium you have paid, accumulated at a 5% effective annual rate, minus any withdrawals. In this example, the accumulated value of your initial premium, after adjustment for the $80,000 withdrawal, is $65,319.75, and the accumulated value of your second premium is $10,246.95. The total amount of the premium "roll-up" is $75,566.70.

Calculation of Highest Anniversary Value - We determine the highest anniversary value of your contract on any anniversary date during the rider's measuring period ($175,000), plus any premiums since that date ($10,000), minus any withdrawals since that date ($80,000). In this example, the "highest anniversary value" is $105,000.

The total value of your contract on the date the death benefit is determined ($120,000, with no market value adjustment) is higher than the premium roll-up amount ($75,566.70) and higher than the "highest anniversary value" amount ($105,000). The enhanced death benefit is therefore $120,000.

CALCULATION OF EARNINGS ENHANCEMENT AMOUNT

Because you were over age 70 when the rider was issued, the earnings enhancement amount is 25% of the difference between the enhanced death benefit and your "Net Premiums," up to a maximum benefit amount equal to 50% of your "Adjusted Net Premiums."

Calculation of Net Premiums and Adjusted Net Premiums - To determine "Net Premiums," we reduce the premiums you paid by the amount of any withdrawals in excess of earnings (including withdrawal charges). In this example, you withdrew $80,000 at a time when your earnings were $75,000 and no withdrawal charges were imposed. The amount withdrawn in excess of earnings is therefore $5,000. Net Premiums is the amount of premiums paid ($110,000) less amounts withdrawn in excess of earnings ($5,000), or $105,000. To determine "Adjusted Net Premiums," we reduce the Net Premiums ($105,000) by any premiums you made during the 12 months before we calculated the death benefit ($10,000). In this example, the "Adjusted Net Premiums" is $95,000.

Calculation of Maximum Benefit Amount - The maximum benefit amount under the earnings enhancement death benefit rider in this example is 50% of your Adjusted Net Premiums ($95,000), or $47,500.

The earnings enhancement amount is 25% of the difference between the enhanced death benefit ($120,000) and your Net Premiums ($105,000), up to the maximum benefit amount. In this example, 25% of the difference is $3,750, which is less than the maximum benefit amount ($47,500). The earnings enhancement amount is therefore $3,750.

The total Death Benefit in this example is the enhanced death benefit ($120,000) plus the earnings enhancement amount ($3,750), or $123,750.

                   APPENDIX E: ACCUMULATION UNIT VALUE TABLES

[To be updated by amendment]

                         SUPPLEMENT DATED APRIL 29, 2005
                                       TO
                        PROSPECTUSES DATED APRIL 29, 2005

This Supplement is intended to be distributed with prospectuses dated April 29, 2005 for certain variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company. The prospectuses involved bear the title "REVOLUTION EXTRA VARIABLE ANNUITY," "REVOLUTION VALUE VARIABLE ANNUITY," "REVOLUTION ACCESS VARIABLE ANNUITY," OR WEALTH BUILDER VARIABLE ANNUITY." We refer to these prospectuses as the "Product Prospectuses."

As stated in the Product Prospectuses, various terms and conditions of your contract may vary from the terms and conditions described in the prospectus, depending upon where you reside. This Supplement provides examples of variations for contracts delivered, or issued for delivery, in some of the states in which we do business: Florida ("FL"), Illinois ("IL"), Minnesota ("MN"), North Dakota ("ND"), Oregon ("OR"), Washington ("WA") and, with respect to John Hancock Life Insurance Company, New York ("NY"). This Supplement is not intended, however, to list all variations in all states. YOU SHOULD REVIEW YOUR CONTRACT, OR CONTACT THE JOHN HANCOCK ANNUITY SERVICING OFFICE, FOR ADDITIONAL INFORMATION.

NO GUARANTEE PERIODS OR MARKET VALUE ADJUSTMENTS IN OR AND WA CONTRACTS

The "guarantee periods" described in the Product Prospectuses are NOT available as investment options in OR and WA. Owners of affected contracts may allocate premiums and transfer contract value only to the variable investment options. We will not apply a "market value adjustment" or "MVA" to proceeds of such contracts. Owners of such contracts should disregard all references to these terms in the Product Prospectuses.

MODIFIED MARKET VALUE ADJUSTMENT IN FL AND NY CONTRACTS

Contracts issued in NY and FL are subject to a "market value adjustment" or "MVA" that differs from that described in the Product Prospectuses. We describe these differences beginning on page 4 of this Supplement.

MODIFIED OPTIONAL BENEFIT RIDERS AND REVISED OPTIONAL BENEFIT RIDER CHARGES

The ENHANCED DEATH BENEFIT RIDER that is available in IL, MN, NY and WA differs from that described in the Product Prospectuses, and the charge assesed under your contract for this rider may differ from the current optional benefit rider charge shown in the Fee Tables section of the Product Prospectuses. Under the rider available NY and WA, we will pay an enhanced death benefit (in lieu of the standard death benefit) that is the greater of (i) the highest total value of your contract as of any anniversary of your contract during the rider's measuring period, plus any premium payments you have made since that anniversary, minus any withdrawals you have taken since that anniversary or (ii) the total value of your contract as of the date we receive proof of death. In IL and MN, the benefit is based on the life of the annuitant.

In IL, MN, NY, ND, OR and WA, the annual charge for the ENHANCED DEATH BENEFIT RIDER is 0.15% of your contract's total value. We assess 1/12th of this charge monthly. For a more complete description of the terms and conditions of this benefit, you should refer directly to the rider. We will provide you with a copy on request. This rider (and related charges) will terminate on the contract's date of maturity, upon your surrendering the contract, or upon your written request that we terminate it.

The WAIVER OF WITHDRAWAL CHARGE RIDER that is available in your state may differ from that described in the Product Prospectuses for Revolution Extra Variable Annuity, Revolution Value Variable Annuity and Wealth Builder Variable Annuity contracts. Although this rider is available only at the time you initially purchase a contract, in NY you may not purchase the rider if either of the covered persons is (1) older than 79 years at application or (2) was confined to a nursing home within the past two years. In FL, the rider does NOT provide a waiver of withdrawal charges if a "covered person" has been diagnosed with a critical illness. The waiver of withdrawal charge rider in FL does provide benefits if a "covered person" satisfies the three conditions listed in the prospectuses, subject to the terms and conditions of this benefit.

UNAVAILABLE OPTIONAL BENEFIT RIDERS

      - The Earnings Enhancement ("Beneficiary Tax Relief") Death Benefit Rider is unavailable in IL, MN, ND, OR, NY and WA.

      - The Accumulated Value Enhancement ("CARESolutions Plus") Rider is unavailable in FL, ND, NY and OR.

You should disregard all references in the prospectus to optional benefit riders that are NOT available in your state.

DATE OF MATURITY

The date of maturity for NY contracts must be, unless we otherwise permit:

      - at least 12 months after the date the first premium is applied to your contract, and

      - no later than the age specified in your contract (normally the LATER OF AGE 90 OR 10 YEARS AFTER THE DATE WE ISSUE YOUR CONTRACT).

(Subject to these requirements, you may subsequently change the date of maturity as described in the prospectus.)

MODIFIED DEATH BENEFITS - IL AND MN

In IL and MN, the death benefit is based on the life of the annuitant. The following response replaces the response to the question "What happens if the owner or the annuitant dies before my contract's date of maturity?" in the Product Prospectuses:

For IL and MN contracts, If the annuitant dies before your contract's date of maturity, we will pay a death benefit to the contract's beneficiary. If you have named more than one annuitant, the death benefit will be payable upon the death of the surviving annuitant prior to the date of maturity. If any such contract has joint owners, each owner will automatically be deemed to be the beneficiary of the other. This means that any death benefit payable upon the death of one owner who is the annuitant will be paid to the other owner. In that case, any other beneficiary you have named would receive the death benefit only if neither joint owner remains alive at the time the death benefit becomes payable. (For a description of what happens upon the death of an owner who is not the annuitant, see "Distribution requirements following death of owner," on the following page of this Supplement.)

We will pay a "standard" death benefit, unless you have chosen an "Enhanced Death Benefit rider."

STANDARD DEATH BENEFIT

The standard death benefit for IL and MN contracts is the greater of:

      - the total value of your contract, adjusted by any then-applicable market value adjustment, or

      - the total amount of premium payments made, minus any partial withdrawals and related withdrawal charges.

We calculate the death benefit value as of the day we receive, in proper order at the John Hancock Annuity Servicing Office:

      -     proof of the annuitant's death, and

      -     any required instructions as to method of settlement.

Unless you have elected an optional method of settlement, we will pay the death benefit in a single sum to the beneficiary you chose prior to the annuitant's death. If you have not elected an optional method of settlement, the beneficiary may do so. However, if the death benefit is less than $5,000, we will pay it in a lump sum, regardless of any election.

DISTRIBUTION REQUIREMENTS FOLLOWING DEATH OF OWNER - IL AND MN

In IL and MN, the following information replaces the first two paragraphs in the section of the Product Prospectuses entitled "Distributions following death of owner":

If an IL or MN contract is not purchased under a tax qualified plan (as that term is used in the "Tax Information" section of the prospectus), the Code requires that the following distribution provisions apply if you die. We summarize these provisions in the box below. (If your contract has joint owners, these provisions apply upon the death of the first to die.)

In most cases, these provisions do not cause a problem if the owner is also the annuitant under the contract. If you have designated someone other than yourself as the annuitant, however, your heirs will have less discretion than you would have had in determining when and how the contract's value would be paid out.

IF YOU DIE BEFORE ANNUITY PAYMENTS HAVE BEGUN:

      - if the contract's designated beneficiary is your surviving spouse, your spouse may continue the contract in force as the owner.

      - if the beneficiary is not your surviving spouse OR if the beneficiary is your surviving spouse but chooses not to continue the contract, the "entire interest" (as discussed below) in the contract on the date of your death must be:

            (1)   paid out in full within five years of your death or

            (2) applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

If you are the last surviving annuitant, as well as the owner, the entire interest in the contract on the date of your death equals the death benefit that then becomes payable.

If you are the owner but not the last surviving annuitant, the entire interest equals:

      - the surrender value if paid out in full within five years of your death, or

      - the total value of your contract applied in full towards the purchase of a life annuity on the beneficiary with payments commencing within one year of your death.

IF YOU DIE ON OR AFTER ANNUITY PAYMENTS HAVE BEGUN:

      - any remaining amount that we owe must be paid out at least as rapidly as under the method of making annuity payments that is then in use.

REVISED GUARANTEE PERIODS AND MARKET VALUE ADJUSTMENTS IN NY AND FL

NOTIFICATION AND ADJUSTMENT OF GUARANTEE PERIODS

In NY, John Hancock Life Insurance Company will notify you of the end of a guarantee period under a Revolution Access, Revolution Extra, Revolution Value or Wealth Builder Variable Annuity contract at least 45 days prior to its expiration. If you select a guarantee period that extends beyond your contract's date of maturity, your maturity date will automatically be changed to the annuitant's 90th birthday.

REVISED MARKET VALUE ADJUSTMENT

In FL and NY, The following information replaces the formula in the box in the Calculation of Market Value Adjustment ("MVA")" section of the Product
Prospectuses:

Here is how the revised Market Value Adjustment works:

We compare:

      - the guaranteed rate of the guarantee period from which the assets are being taken WITH

      - the guaranteed rate we are currently offering for guarantee periods of the same duration as remains on the guarantee period from which the assets are being taken.

If the first rate exceeds the second by more than 1/4%, the market value adjustment produces an increase in your contract's value.

If the first rate does not exceed the second by at least 1/4%, the market value adjustment produces a decrease in your contract's value.

In NY, the market value adjustment described in the Product Prospectuses will NOT apply to death benefits.

REVISIONS TO APPENDIX A TO THE PROSPECTUSES - FL AND NY

REVISED MVA FORMULA

The following factor replaces the factor shown in Appendix A that we will use to compute the Market Value Adjustment:

                      (1 + g) / (1 + c + 0.0025)(n / 12) - 1

REVISED SAMPLE CALCULATIONS

The following equation replaces the equation in Sample Calculation 1: Positive Adjustment in Appendix A to determine the MARKET VALUE ADJUSTMENT AND USES A 3.50% ASSUMPTION FOR "G":

        10,712 x [(1 + 0.035 / 1 + 0.035 + 0.0025)(36 / 12) - 1] = $78.00

The amount withdrawn or transferred (adjusted for market value adjustment) is $10,712 + $78 = $10,815

The following equation replaces the equation in Sample Calculation 2: Negative Adjustment in Appendix A to determine the MARKET VALUE ADJUSTMENT:

        11,025 * [(1+0.05 / 1 + 0.055 + 0.0025)(36 / 12) - 1] = - $232.92

The amount withdrawn or transferred (adjusted for market value adjustment) is $11,025 - $232.92 = $10,792.08

The following equation replaces the equation in Sample Calculation 3: Positive Adjustment Limited by Amount of Excess Interest in Appendix A to determine the MARKET VALUE ADJUSTMENT:

           11,025 * [(1+0.05 / 1 + 0.0.03 + 0.0025)(36/12)-1]=-$570.15

Since the market value adjustment exceeds the amount of excess interest of $416, the actual market value adjustment is $416.

The following equation replaces the equation in Sample Calculation 4: Negative Adjustment Limited by Amount of Excess Interest in Appendix A to determine the MARKET VALUE ADJUSTMENT:

        10,816 * [(1+0.04 / 1 + 0.07 + 0.0025)(36 / 12) - 1] = - $953.78

Since the market value adjustment exceeds the amount of excess interest of $207, the actual market value adjustment is -$207.

REVISUPP (05/04)

                       STATEMENT OF ADDITIONAL INFORMATION


                                   April 30th 2004


                          DECLARATION VARIABLE ANNUITY,
                            PATRIOT VARIABLE ANNUITY,
                       REVOLUTION ACCESS VARIABLE ANNUITY,
                     REVOLUTION EXTRA VARIABLE ANNUITY, AND
                        REVOLUTION VALUE VARIABLE ANNUITY

                 DEFERRED COMBINATION FIXED AND VARIABLE ANNUITY
                                    CONTRACTS

                                    FUNDED IN

                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

This statement of additional information ("SAI"), dated May 1, 2004 is not a prospectus. It is intended that this SAI be read in conjunction with one of the Declaration Variable Annuity, Patriot Variable Annuity, Revolution Access Variable Annuity, Revolution Extra Variable Annuity, or Revolution Value Variable Annuity prospectuses dated May 1, 2004, of John Hancock Variable Annuity Account JF (the "Account"). Terms used in this SAI that are not otherwise defined herein have the same meanings given to them in the prospectus, unless the context requires otherwise. A prospectus for the Revolution Access Variable Annuity, Revolution Extra Variable Annuity, Revolution Value Variable Annuity, Declaration Variable Annuity or Patriot Variable Annuity may be obtained from the John Hancock Annuity Servicing Office, P.O. Box 772, Boston, Massachusetts 02117, telephone number 1-800-824-0335.

                                TABLE OF CONTENTS


DISTRIBUTION........................................................................................................
CALCULATION OF PERFORMANCE DATA.....................................................................................
   MONEY MARKET VARIABLE INVESTMENT OPTIONS.........................................................................
   OTHER VARIABLE INVESTMENT OPTIONS................................................................................
     "Standardized" Total Return....................................................................................
     Yield..........................................................................................................
     "Non-Standardized" Performance.................................................................................
OTHER PERFORMANCE INFORMATION.......................................................................................
CALCULATION OF ANNUITY PAYMENTS.....................................................................................
     Calculation of Annuity Units...................................................................................
     Annuity Unit Values............................................................................................
     Mortality Tables...............................................................................................
ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES................................................................
     Net Investment Rate............................................................................................
     Adjustment of Units and Values.................................................................................
     Hypothetical Examples Illustrating the Calculation of Accumulation Unit Values and Annuity Unit Values.........
PURCHASES AND REDEMPTIONS OF FUND SHARES............................................................................
THE ACCOUNT.........................................................................................................
DELAY OF CERTAIN PAYMENTS...........................................................................................
LIABILITY FOR TELEPHONE TRANSFERS...................................................................................
VOTING PRIVILEGES...................................................................................................
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS...................................................................

DISTRIBUTION

The distribution of the contracts through Signator Investors, Inc. ("Signator") is continuous. Pursuant to a marketing and distribution agreement between John Hancock and John Hancock Funds, Inc. ("JHFI"), we also paid JHFI under that agreement for such services during one of the past three fiscal years as follows:

YEAR                                                AMOUNT PAID TO JHFI            AMOUNT PAID TO SIGNATOR*
----                                                -------------------            ------------------------
2003........................................                   --                        $2,867,734
2002........................................                   --                        $5,779,080
2001........................................             $941,163                        $8,548,850

CALCULATION OF PERFORMANCE DATA

The Account may, from time to time, include in advertisements, sales literature and reports to owners or prospective investors information relating to the performance of its variable investment options. The performance information that may be presented is not an estimate or a guarantee of future investment performance, and does not represent the actual experience of amounts invested by a particular owner. Set out below is a description of the methods used in calculating the performance information for the variable investment options.

MONEY MARKET VARIABLE INVESTMENT OPTIONS

We may calculate current yield and effective yield figures for the money market variable investment options held in the Account. The current yield of a money market option for a seven-day period ("base period") will be computed by determining the "net change in value" (calculated as set forth below) for a hypothetical owner having an account balance of one unit in a money market variable investment option at the beginning of the period, dividing the net change in value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7, with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of the hypothetical owner account will include net investment income of that account (accrued daily dividends as declared by the applicable money market fund, less daily expenses of the Account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on that underlying money market fund's shares. The mortality and expense risk charges, administration charge and contract fee are reflected, but any charge for premium taxes and optional benefits are not.

The effective yield reflects the effects of compounding and represents an annualization of the current return. The formula for effective yield, as prescribed by the SEC, is:

              Effective yield = (Base period return + 1)(365/7) - 1

OTHER VARIABLE INVESTMENT OPTIONS

"STANDARDIZED" TOTAL RETURN

Average annual total return is the annual compounded rate of return for a variable investment option that would have produced the ending redeemable value over the stated period if the performance remained constant throughout. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and full redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge or charges for optional rider benefits described in the prospectus. The annual contract fee has been included as an annual percentage of assets.

We calculate the average annual total return for each variable investment option, other than the money market variable investment options, according to the following "Standard" formula prescribed by the SEC:

                             P x ( 1 + T )(n) = ERV

            where       P = a hypothetical initial premium payment of $1,000
                        T = average annual total return
                        n = number of years
                        ERV = ending redeemable value of a hypothetical $1,000
                              premium payment, made at the beginning of such period (or fractional portion thereof)

We calculate values for one, three and five year periods, or fractional period thereof starting on the date a variable investment option was first available in the Account. We also calculate values from the date a variable investment option was first available in the Account. We do not calculate ten year periods because the Account did not commence operations until 1997. Returns of less than one year are not annualized. The inception date may be different from the date a variable investment option was first available in the Revolution contracts because the Account is used for other variable annuities offered by us.

YIELD

We may calculate current yield for each variable investment option, other than the money market variable investment options, according to the following formula prescribed by the SEC:

                          Yield = 2[(a-b/cd + 1)(6) -1]

      where:      a = net investment income earned during the period by the fund whose shares are owned by the variable investment option
                  b = expenses accrued for the period (net of any
                      reimbursements)
                  c = the average daily number of accumulation units outstanding during the period
                  d = the offering price per accumulation unit on the last day of the period

According to this formula, yield is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for mortality and expense risk charge, administration charge and annual contract fee) by the accumulation unit value on the last day of the period and annualizing the resulting figure. The calculation is based on specified 30 day-periods identified in the advertisement. Charges for premium taxes or optional rider benefits are not reflected in the calculation.

"NON-STANDARDIZED" PERFORMANCE

We may calculate "non-standardized" average annual total returns for each variable investment option. The calculation assumes a single $1,000 premium payment is made into the variable investment option at the beginning of the period and NO redemption is made at the end of the period. It reflects adjustments for all Series Fund-level and contract-level charges, except any premium tax charge, annual contract fee, or charges for optional rider benefits described in the prospectus.

Although the contracts did not exist during all the periods for which we calculate "non-standardized" performance, we adjust the returns of the variable investment options by the contracts' asset-based charge.

OTHER PERFORMANCE INFORMATION

You can compare performance information at the Account level to other variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, Inc., an independent service that monitors and ranks the performance of investment companies.

CALCULATION OF ANNUITY PAYMENTS

CALCULATION OF ANNUITY UNITS

We use a measuring device called an "annuity unit" to help us compute the amount of each monthly payment that is based on a variable investment option. Each variable investment option has its own annuity unit with its own annuity unit value.

The number of the contract's annuity units for each variable investment option normally doesn't change while the payee continues to receive payments, unless the payee makes a transfer from one variable investment option to another. The amount of each monthly annuity payment based on a variable investment option equals the number of the contract's annuity units in that option times the value of one such unit as of the tenth day preceding the payment's due date.

To compute the amount of the first annuity payment that is based on any variable investment option, we first determine the amount of your contract's value that we will apply to that variable option. We do this as of 10 calendar days prior to the date the initial monthly annuity payment is due, in the manner described in the prospectus under "The annuity period - choosing fixed or variable annuity payments."

For each variable investment option, we THEN divide:

                         the resulting value (minus any
                               premium tax charge)

                                       by

                                     $1,000

and multiply the result by


                    the applicable annuity purchase rate set
                      forth in the contract and reflecting

                      (1) the age and, possibly, sex of the
                                    payee and

                         (2) the assumed investment rate
                               (discussed below)

This computation determines the amount of initial monthly variable annuity payment to the annuitant from each variable investment option.

We then determine the number of annuity units to be credited to the contract from each of such variable investment options by dividing:

               the amount of the initial monthly variable annuity
                    payment from that variable annuity option

                                       by

                     the annuity unit value of that variable
                    investment option as of 10 calendar days
                  prior to the date the initial payment is due

For example, assume that 10 days before the date of maturity, a contract has credited to it 4000.000 accumulation units, each having a value of $12.000000. Assume, further, that the appropriate annuity purchase rate in the contract for an assumed investment rate of 3 1/2% is $5.47 per $1000 of proceeds for the annuity option elected. The first monthly annuity payment would be $262.56.

                           4000.000 x 12.000000 x 5.47
                           ---------------------------
                                      1,000

If the value of an annuity unit 10 days before the date of maturity was $1.4000000, the number of annuity units represented by the first and subsequent payments would be 187.543 ($262.56/$1.4000000). If the annuity unit value 10 days before the due date of the second monthly payment was $1.405000, the amount of the second payment would be $263.50 (187.543 x $1.405000).

ANNUITY UNIT VALUES

The value of the annuity units varies from day to day, depending on the investment performance of the variable investment option, the deductions made against the variable investment option, and the assumed investment rate used in computing annuity unit values. Thus, the variable monthly annuity payments vary in amount from month to month.

We calculate annuity unit value separately for each variable investment option. As of the close of each business day, we calculate the value of one annuity unit by

      (1) multiplying the immediately preceding annuity unit value by the sum of one plus the applicable net investment rate for the period subsequent to such preceding value and then

      (2) multiplying this product by an adjustment factor to neutralize the assumed investment rate used in determining the amounts of annuity payable. If your contract has an assumed investment rate of 3 1/2% per year, the adjustment factor for a valuation period of one day would be 0.999905754. We neutralize the assumed investment rate by applying the adjustment factor so that the variable annuity payments will increase only if the actual net investment rate of the variable investment option exceeds 3 1/2% per year and will decrease only if is less than 3 1/2% per year.

The amount of the initial variable monthly payment is determined on the assumption that the actual net investment rate of each variable investment option used in calculating the "net investment factor" (described below) will be equal on an annual basis to the "assumed investment rate" (described under "The annuity period - variable monthly annuity payments" in the prospectus). If the actual net investment rate between the dates for determining two monthly annuity payments is greater than the assumed investment rate, the latter monthly payment will be larger in amount than the former. On the other hand, if the actual net investment rate between the dates for determining two monthly annuity payments is less than the assumed investment rate, the latter monthly payment will be smaller in amount than the former.

MORTALITY TABLES

The mortality tables used as a basis for both variable and fixed annuity purchase rates are the 1983a Mortality Tables, with projections of mortality improvements and with certain age adjustments based on the contract year of annuitization. The mortality table used in a Contract purchased in connection with certain employer-related plans and used in all contracts issued in Montana will be the Female Annuity Table of the 1983a Mortality Tables. The impact of this change will be lower benefits (5% to 15%) from a male's viewpoint than would otherwise be the case.

ADDITIONAL INFORMATION ABOUT DETERMINING UNIT VALUES

The general manner in which we compute annuity unit values is discussed above. Like annuity unit values, we calculate accumulation unit values separately for each variable investment option. As of the close of each business day, we calculate the value of one accumulation unit of a variable investment option by multiplying the immediately preceding accumulation unit value by the sum of one plus the applicable "net investment rate" for the period subsequent to such preceding value. See "Net investment rate" below.

NET INVESTMENT RATE

For any period, the net investment rate for a variable investment option equals

      (1) the percentage total investment return of the corresponding Fund for that period (assuming reinvestment of all dividends and other distributions from the Fund), less

      (2) for each calendar day in the period, a deduction of 0.003425% or 0.003151% (depending on the charge for mortality and expense risks) of the value of the variable investment option at the beginning of the period, and less

      (3) a further adjustment in an appropriate amount if we ever elect to impose a charge for our income taxes.

ADJUSTMENT OF UNITS AND VALUES

We reserve the right to change the number and value of the accumulation units and/or annuity units credited to your contract, without notice, provided that strict equity is preserved and the change does not otherwise affect the benefits, provisions, or investment return of your contract. Hypothetical examples illustrating the calculation of accumulation unit values and annuity unit values.

HYPOTHETICAL EXAMPLES ILLUSTRATING THE CALCULATION OF ACCUMULATION UNIT VALUES AND ANNUITY UNIT VALUES

Assume at the beginning of the period being considered, the value of a particular variable investment option was $4,000,000. Investment income during the period totaled $2000, while capital gains were $3000 and capital losses were $1000. Assume also that we are not imposing any tax charge. Charges against the beginning value of the variable investment option amount to $137.00 assuming a one day period. The $137.00 was computed by multiplying the beginning value of $4,000,000 by the factor 0.00003425. By substituting in the first formula above, the net investment rate is equal to $3863.00 ($2000 + $3000 - $1000 - $137.00)
divided by $4,000,000 or 0.0009658.

Assume further that each accumulation unit had a value of $11.250000 on the previous business day, and the value of an annuity unit on such previous date was $1.0850000. Based upon the experience of the variable investment option during the period, the value of an accumulation unit at the end of the period would be $11.250000 x (1 + .0009658) or $11.260865. The value of an annuity unit at the end of the period would be $1.0850000 x (1. + .0009658) x .999905754 or
$1.085946. The final figure, .999905754, neutralizes the effect of a 3 1/2% assumed investment rate so that the annuity unit's change in value reflects only the actual investment experience of the variable investment option.

PURCHASES AND REDEMPTIONS OF FUND SHARES

JHVLICO purchases and redeems fund shares for the Account at their net asset value without any sales or redemption charges. Each available fund issues its own separate series of fund shares. Each such series represents an interest in one of the funds of the Trusts, which corresponds to one of our variable investment options. Any dividend or capital gains distributions received by the Account will be reinvested in shares of that same fund at their net asset value as of the dates paid.

On each business day, the account purchases and redeems shares of each fund for each variable investment option based on, among other things, the amount of premium payments allocated to that option, dividends reinvested, and transfers to, from and among investment options, all to be effected as of that date. Such purchases and redemptions are effective at the net asset value per Trust share for each fund determined on that same date.

THE ACCOUNT

In addition to the assets attributable to contracts, the Account includes assets derived from charges made by and, possibly, funds contributed by JHVLICO to commence operations of the variable investment option. From time to time these additional amounts may be transferred in cash by us to our general account. Before any such transfer, we will consider any possible adverse impact transfer might have on any variable investment option. The assets of one variable investment option are not necessarily legally insulated from liabilities associated with another variable investment option.

DELAY OF CERTAIN PAYMENTS

Ordinarily, upon a surrender or partial withdrawal, we will pay the value of any accumulation units in a single sum within 7 days after receipt of a written request at our Annuity Servicing Office. However, redemption may be suspended and payment may be postponed under the following conditions:

      (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings;

      (2)   when trading on that Exchange is restricted;

      (3) when an emergency exists as a result of which (a) disposal of securities in a variable investment option is not reasonably practicable or (b) it is not reasonably practicable to determine the value of the net assets of a variable investment option; or

      (4) when a governmental body having jurisdiction over the Account by order permits such suspension.

Rules and regulations of the SEC, if any are applicable, will govern as to whether conditions in (2) or (3) exist.

We may defer for up to 15 days the payment of any amount attributable to a premium payment made by check to allow the check reasonable time to clear.

We may also defer payment of surrender proceeds payable out of any guarantee period for a period of up to 6 months.

LIABILITY FOR TELEPHONE TRANSFERS

If you authorize telephone transfers, you will be liable for any loss, expense or cost arising out of any unauthorized or fraudulent telephone or fax instructions which we reasonably believe to be genuine, unless such loss, expense or cost is the result of our mistake or negligence. We employ procedures which provide safeguards against unauthorized transactions, and which are reasonably designed to confirm that instructions received by telephone are genuine. These procedures include

      -     requiring personal identification,

      -     tape recording calls, and

      -     providing written confirmation to the owner.

If we do not employ reasonable procedures to confirm that instructions communicated by telephone are genuine, we may be liable for any loss due to unauthorized or fraudulent instructions.

VOTING PRIVILEGES

Here's the formula we use to determine the number of fund shares as to which you may give instructions:

                             the total value of your
                          accumulation units value in a
                           variable investment option

                                   divided by

                        the net asset value of 1 share of
                         the corresponding class of the
                                  fund's shares

At a shareholders' meeting, you may give instructions regarding:

      (1)   the election of a Board of Trustees,

      (2)   the ratification of the selection of independent auditors,

      (3) the approval of a Series Fund's investment management agreements, and

      (4)   other matters requiring a vote under the 1940 Act.

The annuitant or other payee will also be entitled to give voting instructions with respect to the fund shares corresponding to any variable investment option under which variable annuity payments are then being made. We determine the number of fund shares for which the payee can give instructions by dividing the actuarially determined present value of the payee's annuity units that correspond to that fund by the net asset value of one share of that fund.

We will furnish you information and forms so that you may give voting instructions.

We may own fund shares that we do not hold in any separate account whose participants are entitled to give voting instructions. We will vote such shares in proportion to the instructions we receive from all variable annuity contract and variable life insurance policy owners who give us instructions for that fund's shares (including owners who participate in separate accounts other than the Account).

We have designed your voting privileges based upon our understanding of the requirements of the federal securities laws. If the applicable laws, regulations, or interpretations change to eliminate or restrict the need for such voting privileges, we reserve the right to proceed in accordance with any such revised requirements.

                            PART C. OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

(A) FINANCIAL STATEMENTS.


[TO BE UPDATED BY AMENDMENT]


(B) EXHIBITS:

1. John Hancock Variable Life Insurance Company Board Resolution establishing the John Hancock Variable Annuity Account JF dated November 13, 1995, is incorporated by reference to the Registrant's registration statement as filed on December 12, 1995.

2.          Not Applicable.

3.    (a)   Form of Distribution and Servicing Agreement by Signator
            Investors, Inc. (formerly known as "John Hancock Distributors,
            Inc."), John Hancock Life Insurance Company (formerly known as "John
            Hancock Mutual Life Insurance Company"), and John Hancock Variable
            Life Insurance Company, incorporated by reference from Pre-Effective
            Amendment No. 2 to Form S-6 Registration Statement for John Hancock
            Variable Life Account S (File No. 333-15075) filed April 23, 1997.

      (b) Specimen Variable Contracts Selling Agreement between Signator Investors, Inc., and selling broker-dealers, incorporated by reference to Post-Effective Amendment Number 5 to File 333-16949, filed on Form N-4 on November 17, 2000.

4.    (a)   Form of group deferred variable annuity contract, included in the
            Registration Statement to this File No. 333-84769, filed on August
            9, 1999.

      (b) Form of deferred variable annuity certificate, included in the Registration Statement to this File No. 333-84769, filed on August 9, 1999.

      (c)   Reserved.

      (d) Form of waiver of withdrawal charge rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

      (e) Form of guaranteed retirement income benefit rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

      (f) Form of death benefit enhancement rider, incorporated by reference from Post-Effective Amendment No. 6 to File No. 33-64945, filed on April 16, 2002.

      (g) Form of Accumulated value enhancement rider, incorporated by reference from Pre-Effective Amendment No. 1 to File No. 333-81127, filed on August 9, 1999.

5. Form of contract application, incorporated by reference to Pre-Effective Amendment No. 1 to File No. 333-81103, filed on Form N-4 on August 9, 1999.

6.    (a)   JHVLICO Certificate of Incorporation is incorporated by reference to
            Post-Effective Amendment No. 2 to the Registration Statement of File
            No. 33-79108, filed January 11, 1996.

      (b) JHVLICO By-laws is incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of File No. 33-79108, filed January 11, 1996.

7.          Not Applicable.

8.    (a)   Participation Agreement Among Templeton Variable Products Series
            Fund, Franklin Templeton Distributors, Inc. and John Hancock Life
            Insurance Company, and John Hancock Variable Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on
            May 4, 2000.

      (b) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (c) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and John Hancock Life Insurance Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (d) Participation Agreement Among MFS Variable Insurance Trust, John Hancock Life Insurance Company, and Massachusetts Financial Services Company, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (e) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., John Hancock Life Insurance Company, and Certain Of its Affiliated Insurance Companies, Each on Behalf of Itself and Its Separate Accounts, and John Hancock Funds, filed in Post-Effective Amendment No. 1 to file No. 333-81127, on May 4, 2000.

      (f) Participation Agreement between Janus Aspen Series, Janus Capital Corporation, and John Hancock Variable Lie Insurance Company, filed in Post-Effective Amendment Number 9 to File No. 333-425, filed on November 1, 2000, is hereby incorporated by reference.

9. Opinion and consent of counsel as to legality of securities, previously Filed in Pre-Effective Amendment No. 1 to File No. 33-64947 on July 16, 1996.

10.   (a)   Representation of counsel incorporated by reference from File
            No. 333-81103, filed on Form N-4 on August 9, 1999.


      (b)   Consent of independent auditors, TO BE UPDATED BY AMENDMENT


      (c)   Powers of Attorney for Michele G. Van Leer, Ronald J. Bocage, Todd
            G. Engelsen, Bruce M. Jones, Barbara L. Luddy, Daniel L. Ouellette, Robert R. Reitano and Paul Strong, are incorporated by reference from Post-Effective Amendment No. 6 to File 33-64945, filed on April 16, 2002. Powers of Attorney for Michael A. Bell and Dec Mullarkey, are incorporated by reference from Post-Effective Amendment No. 5 to File No. 333-76660, filed on October 11, 2002.


      (d)   Powers of Attorney for James M. Benson and Mark Newton [Filed
            Herewith]


11.         Not Applicable.

12.         Not Applicable.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR at the time of filing.

Directors                                   Positions with the Depositor
---------                                   ----------------------------
Michael A. Bell                             Chairman of the Board
Michele G. Van Leer                         Vice Chairman of the Board and President
Ronald J. Bocage                            Director, Vice President and Counsel
Todd G. Engelsen                            Director and Vice President
Barbara L. Luddy                            Director, Vice President and Actuary
Dec Mullarkey                               Director and Vice President
Daniel L. Ouellette                         Director and Vice President
Robert R. Reitano                           Director, Vice President and Chief Investment Officer
Paul J. Strong                              Director, Vice President and Illustration Actuary

Executive Officers Other Than Directors

Peter Scavongelli                           Secretary
Julie H. Indge                              Treasurer
Barbara L. Luddy                            Vice President & Actuary
Rosalie M. Calabraro                        Assistant Secretary
Stephen J. Blewitt                          Vice President - Investment
George H. Braun                             Vice President - Investment
Diane M. Crisileo                           Vice President - Investment
Willma H. Davis                             Vice President - Investment
Mark W. Davis                               Vice President - Investment
Paul F. Hahesy                              Vice President - Investment
Scott S. Hartz                              Vice President - Investment
David Henderson                             Vice President - Investment
E. Kendall Hines, Jr.                       Vice President - Investment
Deborah H. McAneny                          Vice President - Investment
William McPadden                            Vice President - Investment
C. Bruce Metzler                            Vice President - Investment
Barry Nectow                                Vice President - Investment
Phillip J. Peters                           Vice President - Investment
Steven Mark Ray                             Vice President - Investment
Klaus O. Shigley                            Vice President - Appointed Actuary
Barry E. Welch                              Vice President - Investment
Antony P. Wood                              Vice President - Investment
Earl Baucom                                 Controller
Patrick Gill                                Assistant Controller
Paula M. Pashko                             Assistant Controller
Kevin J. McWilliams                         Assistant Treasurer
Peter S. Mitsopoulos                        Assistant Treasurer

All of the above-named officers and directors can be contacted at the following business address: John Hancock Variable Life Insurance Company, John Hancock Place, P.O. Box 111, Boston, MA 02117.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Registrant is a separate account of JHVLICO, operated as a unit investment trust. Registrant supports benefits payable under JHVLICO's variable annuity contracts by investing assets allocated to various investment options in shares of John Hancock Variable Series Trust I (the "Trust"), which is a "series" type of mutual fund registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Registrant and other separate accounts of John Hancock and JHVLICO own controlling interests of the Trust's outstanding shares. The purchasers of variable annuity and variable life insurance contracts, in connection with which the Trust is used, will have the opportunity to instruct John Hancock and JHVLICO with respect to the voting of the shares of the Series Fund held by Registrant as to certain matters. Subject to the voting instructions, JHVLICO directly controls Registrant.

The Depositor is controlled by John Hancock Financial Services, Inc. ("JHFS"). A list of persons controlled by JHFS is incorporated by reference to Exhibit 21.1 from the Annual Report filed on Form 10-K of File No. 1-15607, filed on March 15, 2004.

On the effective date of this Amendment to the Registration Statement, JHFS and its subsidiaries are controlled by Manulife Financial Corporation ("MFS"). A list of other persons controlled by MFS as of December 31, 2003 appears below:

                                                                                   % OF EQUITY    JURISDICTION OF
AFFILIATE                                                                                          INCORPORATION
--------------------------------------------------------------------------------------------------------------------
Manulife Financial Corporation                                                         100
                                                                                                 CANADA
   JUPITER MERGER CORPORATION                                                          100
                                                                                                 Delaware
   THE MANUFACTURERS LIFE INSURANCE COMPANY                                            100
                                                                                                 Canada
      Manulife Bank of Canada                                                          100               Canada
      Manulife Financial Services Inc.                                                 100               Canada
      Manulife Securities International Ltd.                                           100               Canada
      Enterprise Capital Management Inc.                                                20               Ontario
      Cantay Holdings Inc.                                                             100               Ontario
      FNA Financial Inc.                                                               100               Canada
         Elliot & Page Limited                                                         100               Ontario
      NAL Resources Limited                                                            100               Alberta
      3550435 Canada Inc.                                                              100               Canada
         MFC Insurance Company Limited                                                 100               Canada
         FCM Holdings Inc.                                                             100               Philippines
      Manulife Canada Ltd.                                                             100               Canada
      1293319 Ontario Inc.                                                             100               Ontario
      3426505 Canada Inc.                                                              100               Canada
      Canaccord Holdings Ltd.                                                        12.82           British Columbia
      Manulife International Capital Corporation Limited                               100               Ontario
         Golf Town Canada Inc.                                                       43.43               Canada
         Regional Power Inc.                                                            80               Canada
                                                                                        50               Philippines

                       ADDALAM POWER CORPORATION(1)

         Avotus Corp.                                                                10.36               Canada
      First North American Insurance Company                                           100               Canada
      JLOC Holding Company                                                              30            Cayman Islands
      Opportunity Finance Company                                                       30            Cayman Islands
      Resolute Energy Inc.                                                           11.62               Alberta
      Seamark Asset Management Ltd.                                                  35.01               Canada
      NAL Resources Management Limited                                                 100               Canada
         1050906 Alberta Ltd.                                                          100               Alberta
      PK Liquidating Company II, LLC                                                    18               Delaware
      PK Liquidating Company I, LLC                                                  18.66               Delaware
      Micro Optics Design Corporation                                                17.69               Nevada
      Innova LifeSciences Corporation                                                 15.6               Ontario
      2015401 Ontario Inc.                                                             100               Ontario
      2015500 Ontario Inc.                                                             100               Ontario
      MFC Global Investment Management (U.S.A.) Limited                                100               Canada
      Cavalier Cable, Inc.(2)                                                           78               Delaware
      2024385 Ontario Inc.                                                             100               Ontario
      NALC Holdings Inc.(3)                                                             50               Ontario
      Manulife Holdings (Alberta) Limited                                              100               Alberta
         Manulife Holdings (Delaware) LLC                                              100               Delaware
            The Manufacturers Investment Corporation                                   100               Michigan
               Manulife Reinsurance Limited                                            100               Bermuda
                  Manulife Reinsurance (Bermuda) Limited                               100               Bermuda
               The Manufacturers Life Insurance Company (U.S.A.)                       100               Michigan
                                                                                       100               Colorado
                  ManuLife Service Corporation

                  Manulife Financial Securities LLC                                    100               Delaware
                  Manufacturers Securities Services, LLC(4)                             60               Delaware
                  The Manufacturers Life Insurance Company of New York                 100               New York
                  The Manufacturers Life Insurance Company of America                  100               Michigan
                                                                                     15.41               Delaware

                  Aegis Analytic Corporation

                  Manulife Property Management of Washington, D.C., Inc.               100               Wash., D.C.
                  ESLS Investment Limited, LLC                                          25               Ohio
                  Polymerix Corporation                                               11.4               Delaware
                  Ennal, Inc.                                                          100               Delaware
                  Avon Long Term Care Leaders LLC                                      100               Delaware
                  TissueInformatics Inc.                                             14.71               Delaware
                  Ironside Venture Partners I LLC                                      100               Delaware
                     NewRiver Investor Communications Inc.                           11.29               Delaware
                  Ironside Venture Partners II LLC                                     100               Delaware
                  Flex Holding, LLC                                                   27.7               Delaware
                     Flex Leasing I, LLC                                             99.99               Delaware
                  MANULIFE LEASING CO., LLC                                             80
                                                                                                 Delaware

                  Dover Leasing Investments, LLC                                        99               Delaware
                  MCC Asset Management, Inc.                                           100               Delaware

      MFC Global Fund Management (Europe) Limited                                      100               England
         MFC Global Investment Management (Europe) Limited                             100               England
      WT (SW) Properties Ltd.                                                          100               England

                                                                                            JURISDICTION OF
AFFILATE                                                                  % OF EQUITY       INCORPORATION
--------                                                                  -----------       ---------------
     Manulife Europe Ruckversicherungs-Aktiengesellschaft                     100           Germany
     Manulife International Holdings Limited                                  100           Bermuda
       Manulife Provident Funds Trust Company Limited                         100           Hong Kong
       Manulife Asset Management (Asia) Limited                               100           Barbados
         P.T. Manulife Aset Manajemen Indonesia                                85           Indonesia
         Manulife Asset Management (Hong Kong) Limited                        100           Hong Kong
       Manulife (International) Limited                                       100           Bermuda
         Manulife-Sinochem Life Insurance Co. Ltd.                             51           China
         The Manufacturers (Pacific Asia) Insurance Company Limited           100           Hong Kong
                                                                              100           Hong Kong

                          MANULIFE CONSULTANTS LIMITED

                                                                              100           Hong Kong

                    MANULIFE FINANCIAL SHAREHOLDINGS
LIMITED
         Manulife Financial Management Limited                                100           Hong Kong
         Manulife Financial Group Limited                                     100           Hong Kong
         Manulife Financial Investment Limited                                100           Hong Kong
     Manulife (Vietnam) Limited                                               100           Vietnam
     The Manufacturers Life Insurance Co. (Phils.), Inc.                      100           Philippines
       FCM Plans, Inc.                                                        100           Philippines
       Manulife Financial Plans, Inc.                                         100           Philippines
     P.T. Asuransi Jiwa Manulife Indonesia                                     71           Indonesia
       P.T. Buanadaya Sarana Informatika                                      100           Indonesia

                                                                              100           Indonesia

                      P.T. ASURANSI JIWA ARTA MANDIRI PRIMA

                                                                              100           Indonesia

                       P.T. ZURICH LIFE INSURANCE COMPANY

                                                                              100           Indonesia

                        P.T. ING LIFE INSURANCE INDONESIA

     Manulife (Singapore) Pte. Ltd.                                           100           Singapore
     Manulife Holdings (Bermuda) Limited                                      100           Bermuda
         Manulife Management Services Ltd.                                    100           Barbados
         Manufacturers P&C Limited                                            100           Barbados
                                                                              100           Barbados

                         MANUFACTURERS LIFE REINSURANCE

LIMITED
     Manulife European Holdings 2003 (Alberta) Limited                        100           Alberta
       Manulife European Investments (Alberta) Limited                        100           Alberta
         Manulife Hungary Holdings Limited5                                    99           Hungary
     MLI Resources Inc.                                                       100           Alberta
       Manulife Life Insurance Company(6)                                      35           Japan
       Manulife Century Investments (Bermuda) Limited                         100           Bermuda
         Manulife Century Investments (Luxembourg) S.A.                       100           Luxembourg
           Manulife Century Investments (Netherlands) B.V.                    100           Netherlands
             Daihyaku Manulife Holdings (Bermuda) Limited                     100           Bermuda
             Manulife Century Holdings (Netherlands) B.V.                     100           Netherlands
                Kyoritsu Confirm Co., Ltd.(7)                                90.9           Japan
                Manulife Premium Collection Co., Ltd.(8)                       57           Japan
                Y.K. Manulife Properties Japan                                100           Japan
     Manulife Holdings (Hong Kong) Limited                                    100           Hong Kong
                                                                              100           Malaysia
     MANULIFE (MALAYSIA) SDN.BHD.
                                                                              100           Hong Kong
     Manulife Financial Systems (Hong Kong) Limited
     Manulife Data Services Inc.                                              100           Barbados


(1.)  Inactive subsidiaries are noted in italics.



(2) 22% of Cavalier Cable, Inc. is owned by The Manufacturers Life Insurance Company (U.S.A.).



(3)   50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.



(4.) 40% of Manufacturers Securities Services, LLC is owned by The Manufacturers Life Insurance Company of New York.



(5.)  1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.



(6) 32.6% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% is owned by Manulife Century Holdings (Netherlands) B.V.



(7) 9.1% of Kyoritsu Confirm Co., Ltd. is owned by Manulife Life Insurance Company.



(8) 33% of Manulife Premium Collection Co., Ltd. is owned by Manulife Century Holdings (Netherlands) B.V. and 10% by Manulife Life Insurance Company.

ITEM 27. NUMBER OF CONTRACT OWNERS


Registrant had 1,292 Contract Owners as of March 1, 2004.


ITEM 28.  INDEMNIFICATION

Pursuant to Article X of the Company's By-Laws and Section 67 of the Massachusetts Business Corporation Law, the Company indemnifies each director, former director, officer, and former officer, and his heirs and legal representatives from liability incurred or imposed in connection with any legal action in which he may be involved by reason of any alleged act or omission as an officer or a director of the Company.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

(a) Signator Investors, Inc. is the principal underwriter for the Fund, John Hancock Variable Annuity Accounts, I, JF, U, V, and H, and John Hancock Variable Life Accounts S, U, V, and UV.

(b)   OFFICERS / DIRECTORS of SIGNATOR INVESTORS, INC. at the time of filing.

      NAME                                            TITLE

      James M. Morris, II                 Chairman, CEO and Director
      Wendy A. Benson                     President, COO and Director
      Jude A. Curtis                      Executive Vice President Director
      Katherine P. Klingler               Vice President
      Richard A. Brown                    Treasurer
      Grant D. Ward                       Secretary/Clerk
      Michael A. Bell                     Director
      Wayne A. Budd                       Director
      Ronald J. McHugh                    Director
      Daniel L. Ouellette                 Director
      William H. Palmer                   Director
      Francis J. Taft                     Director

      -----------
      All of the above-named officers and directors can be contacted at the following business address: Signator Investors, Inc., 197 Clarendon Street, C-8-8, Boston, MA 02117.

(c) The information under "Distribution" in the statement of additional information, forming a part of this registration statement, is incorporated herein by reference.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following entities prepare, maintain, and preserve the records required by
Section 31 (a) of the Act for the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Commission under the Act and such records will be surrendered promptly on request:

Signator Investors, Inc., John Hancock Place, Boston, Massachusetts 02117, serves as Registrant's distributor and principal underwriter, and, in such capacities, keeps records regarding shareholders account records, cancelled stock certificates. JHVLICO (at the same address), in its capacity as Registrant's depositor, and John Hancock (at the same address), in its capacities as Registrant's investment adviser, transfer agent, keep all other records required by Section 31 (a) of the Act.

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information, or to provide a toll-free telephone number that applicants may call for this purpose.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) Registrant represents that, in connection with the sale of the Contracts offered pursuant to this Registration Statement, it has complied with the conditions of the SEC no-action letter regarding the purchase of variable annuity contracts under retirement plans meeting the requirements of
      Section 403(b) of the Internal Revenue Code (American Council of Life Insurance (pub. avail. Nov. 28, 1988)). Specifically, Registrant (1) has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in the prospectus; (2) will include appropriate disclosure regarding the redemption restrictions imposed by
      Section 403(b)(11) in any sales literature used in connection with the offer of the Contracts; (3) will instruct sales representatives specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of potential plan participants; and (4) will obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemptions imposed by Section 403(b)(11) and the (b) the investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his Accumulated Value or Surrender Value.

(e) John Hancock Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Boston, Massachusetts on this 28th day of February.


JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF
(Registrant)

By:   JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY
      (Depositor)

By:   /s/ Michele G. Van Leer
      _______________________
      Michele G. Van Leer
      President

JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

By:   /s/ Michele G. Van Leer
      _______________________
      Michele G. Van Leer
      President

Product Name: Revolution Extra
File Number: 333-84767

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities indicated on this 28th day of February, 2005.



Signature                           Title
---------                           -----
/s/ Michele G. Van Leer             Vice Chairman and President
________________________________    (Principal Executive Officer)
Michele G. Van Leer

/s/ Peter Copestake                 Treasurer
________________________________    (Principal Financial Officer)
Peter Copestake

*                                   Chairman of the Board
________________________________
James M. Benson

                                    Director
________________________________
Ronald J. Bocage

*                                   Director
________________________________
Robert A. Cook

*                                   Director
________________________________
Steven Finch

*                                   Director
________________________________
Dec Mullarkey

*                                   Director
________________________________
Mark Newton

*                                   Director
________________________________
Daniel L. Ouellette

*                                   Director
________________________________
Robert R. Reitano

/s/ Ronald J. Bocage
________________________________
Ronald J. Bocage
Pursuant to Power of Attorney

                                INDEX TO EXHIBITS

                                    FORM N-4

                    JOHN HANCOCK VARIABLE ANNUITY ACCOUNT JF

Exhibits


Item 24 (b) 10(d)   Powers of Attorney James Benson and Mark Newton